UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments — Schwab 1000 Index Fund

(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Investments – Schwab 1000 Index Fund
211 Main Street, San Francisco, California 94105

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: October 31
Date of reporting period: April 30, 2012

Item 1: Report(s) to Shareholders.

Semiannual report dated April 30, 2012, enclosed.

Schwab Equity Index Funds

Schwab S&P 500 Index Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

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This wrapper is not part of the shareholder report.

Schwab Equity Index Funds

Semiannual Report
April 30, 2012

Schwab S&P 500 Index Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

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Five cost-efficient ways to tap into the power of
the stock market for long-term growth potential.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Report Period

Schwab S&P 500 Index Fund (Ticker Symbol: SWPPX)	12.73%

S&P 500® Index	12.77%
Fund Category: Morningstar Large-Cap Blend	11.28%

Performance Details	pages 6-7

Schwab 1000 Index® Fund (Ticker Symbol: SNXFX)	12.65%

Schwab 1000 Index®	12.80%
Fund Category: Morningstar Large-Cap Blend	11.28%

Performance Details	pages 8-9

Schwab Small-Cap Index Fund® (Ticker Symbol: SWSSX)	10.71%

Russell 2000® Index*	11.02%
Fund Category: Morningstar Small-Cap Blend	10.79%

Performance Details	pages 10-11

Schwab Total Stock Market Index Fund® (Ticker Symbol: SWTSX)	12.70%

Dow Jones U.S. Total Stock Market IndexSM	12.78%
Fund Category: Morningstar Large-Cap Blend	11.28%

Performance Details	pages 12-13

Schwab International Index Fund®[1] (Ticker Symbol: SWISX)	3.54%

MSCI EAFE Index®**	2.71%
Fund Category: Morningstar Foreign Large-Cap Blend	4.83%

Performance Details	pages 14-15

Minimum Initial Investment[2]	$100

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

*	Effective December 14, 2011, the fund changed its primary benchmark index to the Russell 2000 Index from the Schwab Small-Cap Index in connection with a change to the fund’s investment strategy that requires the fund to invest 80% of its net assets in the stocks that are included in the Russell 2000 Index. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
**	Effective December 20, 2011, the fund changed its primary benchmark index to the MSCI Europe, Australasia, Far East Index (MSCI EAFE Index®) from the Schwab International Index in connection with a change to the fund’s investment strategy that requires the fund to invest 80% of its net assets in stocks that are included in the MSCI EAFE Index. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[1]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations, see financial note 2 for more information.
[2]	Please see prospectus for further detail and eligibility requirements.

2 Schwab Equity Index Funds

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment objectives, and for reading this important report concerning the Schwab Equity Index Funds.

For the six months ended April 30, 2012, investors became more optimistic as conditions generally improved. Economic growth was mixed across the globe, while financial markets grappled with early period concerns regarding the euro zone’s sovereign debt crisis. In an effort to restore financial market stability, the European Central Bank worked closely with the Federal Reserve (Fed) to ensure that the markets were sufficiently liquid. Backed by the support of the European Union, Greece restructured its debt by early 2012. In the U.S., the unemployment rate dropped to 8.1% by April 2012, tentative signs emerged that the housing market became healthier, and the Fed continued to support the economy through a variety of operations.

Stocks rebounded as investor optimism rose, leading equities to outperform bonds and money market securities for the report period. U.S. stocks performed particularly well, with the S&P 500 Index returning 12.8% as investors favored the relative stability of U.S. markets. Stock markets in other countries produced modestly positive returns overall in U.S. dollar terms, beginning to recover early in 2012 in tandem with U.S. equities. U.S. bonds turned in modest performances: the Barclays U.S. Aggregate Bond Index returned 2.4%. Money market securities produced flat returns, while global bonds finished slightly negative overall in U.S. dollar terms.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

12.77%	S&P 500® Index: measures U.S. large-cap stocks

11.02%	Russell 2000® Index: measures U.S. small-cap stocks

2.71%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

2.44%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.02%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Index provider websites and CSIM.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Equity Index Funds 3

From the President continued

Stocks rebounded as investor optimism rose, leading equities to outperform bonds and money market securities for the report period.

Thank you for investing in the Schwab Equity Index Funds. We encourage you to review your investment portfolio regularly to ensure that it meets your current financial plan. For answers to questions or to consult our website for more information, please visit www.schwabfunds.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

4 Schwab Equity Index Funds

Fund Management

Agnes Hong, CFA, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the funds. Prior to joining the firm in September 2009, she worked for 5 years as a portfolio manager for a major asset management firm. Prior to that, she worked in strategy and management consulting for five years. In addition, she also worked as a senior product manager servicing global financial services clients.

Larry Mano, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day management of the funds. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

Ron Toll, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of each of the funds, except the Schwab Total Stock Market Index Fund. He joined the firm in 1998, became Manager, Portfolio Operations in 2000, Manager, Portfolio Operations and Analytics in 2005 and was named to his current position in 2007.

Schwab Equity Index Funds 5

Schwab S&P 500 Index Fund

Performance and Fund Facts as of 04/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Pre-Tax Average Annual Total Returns1,2,3,4

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab S&P 500 Index Fund (5/19/97)	12.73%	4.75%	1.03%	4.66%
S&P 500® Index	12.77%	4.76%	1.01%	4.71%
Fund Category: Morningstar Large-Cap Blend	11.28%	1.12%	0.14%	4.13%

Fund Expense Ratios5: Net 0.09%; Gross 0.10%

 Average Annual Total Returns After Tax1,2,3,4

	6 Months	1 Year	5 Years	10 Years

Fund: Schwab S&P 500 Index Fund (5/19/97)
Pre-Liquidation (still own shares)	12.36%	4.40%	0.72%	4.27%
Post-Liquidation (shares were sold)	8.62%	3.41%	0.81%	3.90%

Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	9.54%	-0.55%	-0.73%	3.47%
Post-Liquidation (shares were sold)	6.57%	0.04%	-0.33%	3.28%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Standard & Poor’s® S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/12 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect both the effects of taxable distributions and the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	On September 9, 2009, the Investor Share class, Select Share class and e.Shares class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares. On September 9, 2009, the Schwab Institutional Select S&P 500 Fund merged into the fund.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

6 Schwab Equity Index Funds

 Schwab S&P 500 Index Fund

Performance and Fund Facts as of 04/30/12 continued

 Statistics

Number of Holdings	502
Weighted Average Market Cap ($ x 1,000,000)	$108,309
Price/Earnings Ratio (P/E)	15.8
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate[1]	0%

 Sector Weightings % of Investments

Information Technology	20.0%
Financials	14.5%
Health Care	11.2%
Energy	11.1%
Consumer Discretionary	11.1%
Consumer Staples	10.7%
Industrials	10.4%
Utilities	3.4%
Materials	3.4%
Telecommunication Services	2.9%
Other	1.3%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Apple, Inc.	4.2%
Exxon Mobil Corp.	3.2%
International Business Machines Corp.	1.9%
Microsoft Corp.	1.9%
Chevron Corp.	1.6%
General Electric Co.	1.6%
AT&T, Inc.	1.5%
Johnson & Johnson	1.4%
Wells Fargo & Co.	1.4%
The Procter & Gamble Co.	1.4%
Total	20.1%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized. Less than 1%.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds 7

Schwab 1000 Index® Fund

Performance and Fund Facts as of 04/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Pre-Tax Average Annual Total Returns1,2,3,4

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab 1000 Index® Fund (4/2/91)	12.65%	3.78%	1.14%	4.85%
Schwab 1000 Index®	12.80%	3.97%	1.37%	5.16%
S&P 500® Index	12.77%	4.76%	1.01%	4.71%
Fund Category: Morningstar Large-Cap Blend	11.28%	1.12%	0.14%	4.13%

Fund Expense Ratios5: Net 0.29%; Gross 0.34%

 Average Annual Total Returns After Tax1,2,3,4

	6 Months	1 Year	5 Years	10 Years

Fund: Schwab 1000 Index® Fund (4/2/91)
Pre-Liquidation (still own shares)	11.61%	2.82%	0.70%	4.43%
Post-Liquidation (shares were sold)	9.32%	3.47%	0.90%	4.08%

Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	9.54%	-0.55%	-0.73%	3.47%
Post-Liquidation (shares were sold)	6.57%	0.04%	-0.33%	3.28%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/12 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect both the effects of taxable distributions and the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Investor Shares. Accordingly, the past performance shown is that of the fund’s former Investor Shares.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

8 Schwab Equity Index Funds

 Schwab 1000 Index® Fund

Performance and Fund Facts as of 04/30/12 continued

 Statistics

Number of Holdings	993
Weighted Average Market Cap ($ x 1,000,000)	$95,787
Price/Earnings Ratio (P/E)	16.3
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate[1]	3%

 Sector Weightings % of Investments

Information Technology	19.5%
Financials	15.2%
Consumer Discretionary	11.9%
Health Care	11.2%
Industrials	11.0%
Energy	10.9%
Consumer Staples	10.0%
Materials	3.9%
Utilities	3.6%
Telecommunication Services	2.7%
Other	0.1%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Apple, Inc.	3.8%
Exxon Mobil Corp.	2.8%
International Business Machines Corp.	1.7%
Microsoft Corp.	1.7%
Chevron Corp.	1.5%
General Electric Co.	1.4%
AT&T, Inc.	1.3%
Johnson & Johnson	1.2%
Wells Fargo & Co.	1.2%
The Procter & Gamble Co.	1.2%
Total	17.8%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds 9

Schwab Small-Cap Index Fund®

Performance and Fund Facts as of 04/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Pre-Tax Average Annual Total Returns1,2,3,4

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Small-Cap Index Fund® (5/19/97)	10.71%	-2.94%	2.84%	6.78%
Russell 2000® Index[5]	11.02%	-4.25%	1.45%	6.19%
Schwab Small-Cap Index®	12.02%	-1.80%	3.26%	7.02%
Small-Cap Spliced Index[6]	10.56%	-3.07%	2.99%	6.88%
Fund Category: Morningstar Small-Cap Blend	10.79%	-4.00%	1.13%	6.29%

Fund Expense Ratios7: Net 0.17%; Gross 0.19%

 Average Annual Total Returns After Tax1,2,3,4

	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Small-Cap Index Fund® (5/19/97)
Pre-Liquidation (still own shares)	8.65%	-4.75%	1.67%	5.78%
Post-Liquidation (shares were sold)	7.56%	-1.38%	2.02%	5.56%

Fund Category: Morningstar Small-Cap Blend
Pre-Liquidation (still own shares)	9.12%	-5.51%	0.24%	5.29%
Post-Liquidation (shares were sold)	6.61%	-2.97%	0.57%	5.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Index ownership – “Russell 2000®” is a registered mark of the Frank Russell Company (“Russell”) and has been licensed for use by the Schwab Small-Cap Index Fund. The Schwab Small-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/12 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect both the effects of taxable distributions and the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[5]	Effective December 14, 2011, the fund changed its primary benchmark index to the Russell 2000 Index from the Schwab Small-Cap Index in connection with a change to the fund’s investment strategy that requires the fund to invest 80% of its net assets in the stocks that are included in the Russell 2000 Index. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
[6]	The Small-Cap Spliced Index is comprised of the Schwab Small-Cap Index from inception of the Schwab Small-Cap Index Fund until the close of business on December 14, 2011 and the Russell 2000 Index from December 15, 2011 forward.
[7]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

10 Schwab Equity Index Funds

 Schwab Small-Cap Index Fund®

Performance and Fund Facts as of 04/30/12 continued

 Statistics

Number of Holdings	1,951
Weighted Average Market Cap ($ x 1,000,000)	$1,377
Price/Earnings Ratio (P/E)	40.3
Price/Book Ratio (P/B)	1.9
Portfolio Turnover Rate[1]	30%

 Sector Weightings % of Investments

Financials	22.6%
Information Technology	16.3%
Industrials	15.3%
Consumer Discretionary	13.5%
Health Care	12.2%
Energy	6.4%
Materials	4.5%
Consumer Staples	3.5%
Utilities	3.2%
Telecommunication Services	0.8%
Other	1.7%
Total	100.0%

 Top Equity Holdings % of Net Assets2

American Campus Communities, Inc.	0.3%
Kilroy Realty Corp.	0.3%
Clean Harbors, Inc.	0.3%
Extra Space Storage, Inc.	0.3%
World Fuel Services Corp.	0.3%
BioMed Realty Trust, Inc.	0.3%
Signature Bank	0.3%
Jack Henry & Associates, Inc.	0.3%
Home Properties, Inc.	0.2%
Nu Skin Enterprises, Inc., Class A	0.2%
Total	2.8%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than other asset classes.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds 11

Schwab Total Stock Market Index Fund®

Performance and Fund Facts as of 04/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Pre-Tax Average Annual Total Returns1,2,3,4

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Total Stock Market Index Fund® (6/1/99)	12.70%	3.70%	1.62%	5.48%
Dow Jones U.S. Total Stock Market IndexSM	12.78%	3.52%	1.49%	5.49%
Fund Category: Morningstar Large-Cap Blend	11.28%	1.12%	0.14%	4.13%

Fund Expense Ratios5: Net 0.09%; Gross 0.11%

 Average Annual Total Returns After Tax1,2,3,4

	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Total Stock Market Index Fund® (6/1/99)
Pre-Liquidation (still own shares)	12.36%	3.39%	1.33%	5.12%
Post-Liquidation (shares were sold)	8.57%	2.70%	1.32%	4.63%

Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	9.54%	-0.55%	-0.73%	3.47%
Post-Liquidation (shares were sold)	6.57%	0.04%	-0.33%	3.28%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

“Dow Jones” and “The Dow Jones U.S. Total Stock Market IndexSM” are service marks of Dow Jones & Company, Inc. and have been licensed for certain purposes by CSIM. The Schwab Total Stock Market Index Fund, based on The Dow Jones U.S. Total Stock Market IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in such a product.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/12 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect both the effects of taxable distributions and the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

12 Schwab Equity Index Funds

 Schwab Total Stock Market Index Fund®

Performance and Fund Facts as of 04/30/12 continued

 Statistics

Number of Holdings	2,271
Weighted Average Market Cap ($ x 1,000,000)	$89,125
Price/Earnings Ratio (P/E)	16.9
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate[1]	0%

 Sector Weightings % of Investments

Information Technology	19.4%
Financials	15.6%
Consumer Discretionary	12.1%
Health Care	11.4%
Industrials	10.8%
Energy	10.4%
Consumer Staples	9.4%
Materials	3.9%
Utilities	3.5%
Telecommunication Services	2.5%
Other	1.0%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Apple, Inc.	3.5%
Exxon Mobil Corp.	2.7%
Microsoft Corp.	1.5%
International Business Machines Corp.	1.5%
Chevron Corp.	1.4%
General Electric Co.	1.3%
AT&T, Inc.	1.3%
Johnson & Johnson	1.1%
Pfizer, Inc.	1.1%
The Procter & Gamble Co.	1.1%
Total	16.5%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized. Less than 1%.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds 13

Schwab International Index Fund®

Performance and Fund Facts as of 04/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Pre-Tax Average Annual Total Returns1,2,3,4

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab International Index Fund® (5/19/97)	3.54%	-13.16%	-4.13%	5.21%
MSCI EAFE Index®[5]	2.71%	-12.38%	-4.25%	5.89%
Schwab International Index®	1.88%	-13.54%	-4.28%	5.43%
International Spliced Index[6]	2.60%	-12.93%	-4.14%	5.51%
Fund Category: Morningstar Foreign Large-Cap Blend	4.83%	-12.59%	-3.98%	4.97%

Fund Expense Ratios7: Net 0.19%; Gross 0.21%

 Average Annual Total Returns After Tax1,2,3,4

	6 Months	1 Year	5 Years	10 Years

Fund: Schwab International Index Fund® (5/19/97)
Pre-Liquidation (still own shares)	2.96%	-13.64%	-4.49%	4.69%
Post-Liquidation (shares were sold)	3.06%	-7.92%	-3.38%	4.43%

Fund Category: Morningstar Foreign Large-Cap Blend
Pre-Liquidation (still own shares)	2.95%	-14.30%	-5.18%	4.00%
Post-Liquidation (shares were sold)	2.35%	-8.86%	-3.87%	3.92%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

Index ownership — “MSCI EAFE” is a registered mark of MSCI and has been licensed for use by the Schwab International Index Fund. The Schwab International Index Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI bears no liability with respect to the fund. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the fund.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/12 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect both the effects of taxable distributions and the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[5]	Effective December 20, 2011, the fund changed its primary benchmark index to the MSCI Europe, Australasia, Far East Index (MSCI EAFE Index®) from the Schwab International Index in connection with a change to the fund’s investment strategy that requires the fund to invest 80% of its net assets in stocks that are included in the MSCI EAFE Index. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[6]	The International Spliced Index is comprised of the Schwab International Index from inception of the Schwab International Index Fund until the close of business on December 20, 2011 and the MSCI EAFE Index from December 21, 2011 forward.
[7]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

14 Schwab Equity Index Funds

 Schwab International Index Fund®

Performance and Fund Facts as of 04/30/12 continued

 Statistics

Number of Holdings	918
Weighted Average Market Cap ($ x 1,000,000)	$49,208
Price/Earnings Ratio (P/E)	18.1
Price/Book Ratio (P/B)	1.2
Portfolio Turnover Rate[1]	25%

 Sector Weightings % of Investments

Financials	21.9%
Industrials	12.5%
Consumer Staples	11.4%
Consumer Discretionary	10.7%
Materials	10.2%
Health Care	9.6%
Energy	8.6%
Telecommunication Services	5.4%
Information Technology	4.6%
Utilities	4.2%
Other	0.9%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Nestle S.A. – Reg’d	2.0%
HSBC Holdings plc	1.5%
Vodafone Group plc	1.3%
BP plc	1.3%
Novartis AG – Reg’d	1.3%
Royal Dutch Shell plc, A Shares	1.2%
Roche Holding AG	1.2%
BHP Billiton Ltd.	1.2%
GlaxoSmithKline plc	1.1%
Toyota Motor Corp.	1.1%
Total	13.2%

 Country Weightings % of Equity Investments

United Kingdom	23.1%
Japan	21.1%
France	8.8%
Australia	8.7%
Switzerland	8.5%
Germany	8.4%
Sweden	3.2%
Hong Kong	2.9%
Spain	2.5%
Other	12.8%
Total	100.0%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds 15

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees, and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2011 and held through April 30, 2012.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/11	at 4/30/12	11/1/11–4/30/12

Schwab S&P 500 Index Fund
Actual Return	0.09%	$1,000	$1,127.30	$0.48
Hypothetical 5% Return	0.09%	$1,000	$1,024.42	$0.45

Schwab 1000 Index® Fund
Actual Return	0.29%	$1,000	$1,126.50	$1.53
Hypothetical 5% Return	0.29%	$1,000	$1,023.42	$1.46

Schwab Small-Cap Index Fund®
Actual Return	0.17%	$1,000	$1,107.10	$0.89
Hypothetical 5% Return	0.17%	$1,000	$1,024.02	$0.86

Schwab Total Stock Market Index Fund®
Actual Return	0.09%	$1,000	$1,127.00	$0.48
Hypothetical 5% Return	0.09%	$1,000	$1,024.42	$0.45

Schwab International Index Fund®
Actual Return	0.19%	$1,000	$1,035.40	$0.96
Hypothetical 5% Return	0.19%	$1,000	$1,023.92	$0.96

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182 days of the period, and divided by the 366 days of the fiscal year.

16 Schwab Equity Index Funds

Schwab S&P 500 Index Fund

Financial Statements

Financial Highlights

	11/1/11–		11/1/10–	11/1/09–	11/1/08–		11/1/07–	11/1/06–
	4/30/12*		10/31/11	10/31/10	10/31/09[1]		10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	19.82		18.70	16.28	15.28		24.28	21.56

Income (loss) from investment operations:
Net investment income (loss)	0.22		0.39	0.35	0.20		0.44	0.41
Net realized and unrealized gains (losses)	2.25		1.09	2.31	1.22		(9.02)	2.68

Total from investment operations	2.47		1.48	2.66	1.42		(8.58)	3.09
Less distributions:
Distributions from net investment income	(0.40)		(0.36)	(0.24)	(0.42)		(0.42)	(0.37)

Net asset value at end of period	21.89		19.82	18.70	16.28		15.28	24.28

Total return (%)	12.73	[2]	7.97	16.50	9.81		(35.92)	14.50

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09	[3]	0.09	0.09	0.13	[4]	0.19	0.19
Gross operating expenses	0.10	[3]	0.10	0.10	0.16		0.21	0.20
Net investment income (loss)	2.11	[3]	1.96	1.97	2.09		2.06	1.78
Portfolio turnover rate	0	[2,5]	3	2	3	[6]	3	2
Net assets, end of period ($ x 1,000,000)	12,403		10,909	10,007	8,718		2,598	4,345

* Unaudited.
1 Effective September 9, 2009, the Investor Share class, the e.Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Not annualized.
3 Annualized.
4 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.
5 Less than 1%.
6 Portfolio turnover excludes the impact of investment activity resulting from a merger with another fund.

See financial notes 17

 Schwab S&P 500 Index Fund

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

98.6%		Common Stock	9,105,724,184	12,224,127,212
1.3%		Short-Term Investments	161,349,372	161,349,372

99.9%		Total Investments	9,267,073,556	12,385,476,584
0.2%		Collateral Invested for Securities on Loan	19,347,114	19,347,114
(0	.1)%	Other Assets and Liabilities, Net		(1,499,570)

100.0%		Net Assets		12,403,324,128

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 98.6% of net assets

Automobiles & Components 0.7%
Other Securities		0.7	85,092,533

Banks 2.9%
U.S. Bancorp	1,872,428	0.5	60,236,009
Wells Fargo & Co.	5,093,509	1.4	170,276,006
Other Securities		1.0	132,865,222

		2.9	363,377,237

Capital Goods 8.1%
3M Co.	667,919	0.5	59,685,242
Caterpillar, Inc.	625,062	0.5	64,237,622
General Electric Co.	10,258,352	1.6	200,858,532
The Boeing Co.	715,754	0.4	54,969,907
United Technologies Corp.	888,535	0.6	72,539,997
Other Securities		4.5	547,138,693

		8.1	999,429,993

Commercial & Professional Supplies 0.5%
Other Securities		0.5	62,778,001

Consumer Durables & Apparel 1.1%
Other Securities		1.1	132,852,915

Consumer Services 2.1%
McDonald’s Corp.	983,838	0.8	95,875,013
Other Securities		1.3	160,427,887

		2.1	256,302,900

Diversified Financials 5.9%
American Express Co.	975,741	0.5	58,749,366
Bank of America Corp.	10,433,211	0.7	84,613,341
Citigroup, Inc.	2,828,847	0.8	93,465,105
JPMorgan Chase & Co.	3,687,331	1.3	158,481,486
The Charles Schwab Corp. (a)	1,085,681	0.1	15,525,238
The Goldman Sachs Group, Inc.	484,569	0.4	55,798,120
Other Securities		2.1	269,305,883

		5.9	735,938,539

Energy 11.1%
Chevron Corp.	1,909,634	1.6	203,490,599
ConocoPhillips	1,242,590	0.7	89,006,721
Exxon Mobil Corp.	4,560,241	3.2	393,731,208
Occidental Petroleum Corp.	786,450	0.6	71,739,969
Schlumberger Ltd.	1,293,715	0.8	95,916,030
Other Securities		4.2	517,100,219

		11.1	1,370,984,746

Food & Staples Retailing 2.2%
CVS Caremark Corp.	1,258,851	0.5	56,169,931
Wal-Mart Stores, Inc.	1,687,102	0.8	99,387,179
Other Securities		0.9	114,395,386

		2.2	269,952,496

Food, Beverage & Tobacco 6.3%
Altria Group, Inc.	1,982,091	0.5	63,843,151
Kraft Foods, Inc., Class A	1,715,154	0.6	68,383,190
PepsiCo, Inc.	1,517,163	0.8	100,132,758
Philip Morris International, Inc.	1,665,946	1.2	149,118,827
The Coca-Cola Co.	2,186,128	1.3	166,845,289
Other Securities		1.9	229,806,794

		6.3	778,130,009

Health Care Equipment & Services 3.8%
UnitedHealth Group, Inc.	1,011,410	0.5	56,790,671
Other Securities		3.3	412,938,993

		3.8	469,729,664

Household & Personal Products 2.2%
The Procter & Gamble Co.	2,664,990	1.4	169,599,963
Other Securities		0.8	108,101,909

		2.2	277,701,872

Insurance 3.5%
Berkshire Hathaway, Inc., Class B *	1,703,130	1.1	137,016,808
Other Securities		2.4	299,114,268

		3.5	436,131,076

18 See financial notes

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Materials 3.4%
Other Securities		3.4	421,662,679

Media 3.1%
Comcast Corp., Class A	2,601,964	0.6	78,917,568
The Walt Disney Co.	1,735,183	0.6	74,803,739
Other Securities		1.9	236,625,710

		3.1	390,347,017

Pharmaceuticals, Biotechnology & Life Sciences 7.4%
Abbott Laboratories	1,529,086	0.8	94,895,077
Johnson & Johnson	2,656,025	1.4	172,880,667
Merck & Co., Inc.	2,940,314	0.9	115,377,921
Pfizer, Inc.	7,293,833	1.3	167,247,591
Other Securities		3.0	372,287,134

		7.4	922,688,390

Real Estate 2.1%
Other Securities		2.1	258,569,052

Retailing 4.1%
Amazon.com, Inc. *	350,580	0.7	81,299,502
The Home Depot, Inc.	1,491,550	0.6	77,247,374
Other Securities		2.8	347,613,268

		4.1	506,160,144

Semiconductors & Semiconductor Equipment 2.3%
Intel Corp.	4,830,405	1.1	137,183,502
Other Securities		1.2	150,990,686

		2.3	288,174,188

Software & Services 9.5%
Google, Inc., Class A *	245,375	1.2	148,508,311
International Business Machines Corp.	1,121,090	1.9	232,155,317
Microsoft Corp.	7,225,431	1.9	231,358,301
Oracle Corp.	3,786,586	0.9	111,287,762
Visa, Inc., Class A	483,700	0.5	59,485,426
Other Securities		3.1	391,936,936

		9.5	1,174,732,053

Technology Hardware & Equipment 8.2%
Apple, Inc. *	902,140	4.2	527,066,274
Cisco Systems, Inc.	5,241,228	0.9	105,610,744
EMC Corp. *	2,000,645	0.5	56,438,196
QUALCOMM, Inc.	1,633,165	0.8	104,261,254
Other Securities		1.8	223,847,017

		8.2	1,017,223,485

Telecommunication Services 2.9%
AT&T, Inc.	5,731,136	1.5	188,611,686
Verizon Communications, Inc.	2,738,878	0.9	110,595,893
Other Securities		0.5	56,325,262

		2.9	355,532,841

Transportation 1.8%
United Parcel Service, Inc., Class B	923,318	0.6	72,148,069
Other Securities		1.2	151,741,965

		1.8	223,890,034

Utilities 3.4%
Other Securities		3.4	426,745,348

Total Common Stock
(Cost $9,105,724,184)			12,224,127,212

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 1.3% of net assets

Time Deposit 1.2%
Bank of America
0.03%, 05/01/12	148,350,643	1.2	148,350,643

U.S. Treasury Obligations 0.1%
Other Securities		0.1	12,998,729

Total Short-Term Investments
(Cost $161,349,372)			161,349,372

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.2% of net assets

Wells Fargo Advantage Government Money Market Fund	19,347,114	0.2	19,347,114

Total Collateral Invested for Securities on Loan
(Cost $19,347,114)			19,347,114

End of Collateral Invested for Securities on Loan.

At 04/30/12, tax basis cost of the fund’s investments was $9,311,633,508 and the unrealized appreciation and depreciation were $4,273,809,673 and ($1,199,966,597), respectively, with a net unrealized appreciation of $3,073,843,076.

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust.

See financial notes 19

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 04/30/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 06/15/12	2,300	160,264,000	3,785,225

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$12,224,127,212	$—	$—	$12,224,127,212
Short-Term Investments(a)	—	161,349,372	—	161,349,372

Total	$12,224,127,212	$161,349,372	$—	$12,385,476,584

Other Financial Instruments
Collateral Invested for Securities on Loan	$19,347,114	$—	$—	$19,347,114
Futures Contract*	3,785,225	—	—	3,785,225

*	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in complete schedule of holdings.

There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2012.

20 See financial notes

 Schwab S&P 500 Index Fund

Statement of
Assets and Liabilities
As of April 30, 2012; unaudited

Assets

Investments in affiliated issuers, at value (cost $12,551,700)		$15,525,238
Investments in unaffiliated issuers, at value (cost $9,254,521,856) including securities on loan of $18,788,505	+	12,369,951,346

Total investments, at value (cost $9,267,073,556)		12,385,476,584
Collateral invested for securities on loan		19,347,114
Receivables:
Investments sold		1,361,978
Fund shares sold		14,463,268
Dividends		12,180,661
Income from securities on loan		75,399
Foreign tax reclaims		22,710
Interest		124
Prepaid expenses	+	143,408

Total assets		12,433,071,246

Liabilities

Collateral held for securities on loan		19,347,114
Payables:
Investment adviser and administrator fees		59,976
Shareholder service fees		23,603
Fund shares redeemed		9,426,615
Due to brokers for futures		563,500
Accrued expenses	+	326,310

Total liabilities		29,747,118

Net Assets

Total assets		12,433,071,246
Total liabilities	−	29,747,118

Net assets		$12,403,324,128

Net Assets by Source
Capital received from investors		9,666,237,740
Net investment income not yet distributed		74,150,384
Net realized capital losses		(460,790,074)
Net unrealized capital gains		3,123,726,078

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$12,403,324,128		566,714,301		$21.89

See financial notes 21

 Schwab S&P 500 Index Fund

Statement of
Operations
For November 1, 2011 through April 30, 2012; unaudited

Investment Income

Dividends received from affiliated issuer		$121,198
Dividends received from unaffiliated underlying funds		125,279,601
Interest		28,149
Securities on loan	+	484,309

Total investment income		125,913,257

Expenses

Investment adviser and administrator fees		3,441,765
Shareholder service fees		1,118,574
Transfer agent fees		262,367
Shareholder reports		148,700
Portfolio accounting fees		129,476
Custodian fees		101,584
Registration fees		65,435
Professional fees		52,578
Trustees’ fees		41,017
Other expenses	+	180,331

Total expenses		5,541,827
Expense reduction by CSIM and its affiliates	−	379,179

Net expenses	−	5,162,648

Net investment income		120,750,609

Realized and Unrealized Gains (Losses)

Net realized gains on investments		3,793,625
Net realized gains on futures contracts	+	24,412,163

Net realized gains		28,205,788
Net unrealized gains on affiliated issuer		2,071,955
Net unrealized gains on unaffiliated investments		1,241,696,245
Net unrealized losses on futures contracts	+	(4,332,638)

Net unrealized gains	+	1,239,435,562

Net realized and unrealized gains		1,267,641,350

Increase in net assets resulting from operations		$1,388,391,959

22 See financial notes

 Schwab S&P 500 Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/11-4/30/12			11/1/10-10/31/11
Net investment income		$120,750,609	$212,608,956
Net realized gains		28,205,788	137,575,248
Net unrealized gains	+	1,239,435,562	450,444,867

Increase in net assets from operations		1,388,391,959	800,629,071

Distributions to Shareholders

Distributions from net investment income		($218,494,240)	($191,615,698)

Transactions in Fund Shares

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		46,462,004	$957,005,745	93,309,499	$1,842,476,643
Shares reinvested		10,225,170	196,221,005	9,010,183	172,725,206
Shares redeemed	+	(40,370,884)	(828,389,933)	(87,190,945)	(1,722,551,980)

Net transactions in fund shares		16,316,290	$324,836,817	15,128,737	$292,649,869

Shares Outstanding and Net Assets

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		550,398,011	$10,908,589,592	535,269,274	$10,006,926,350
Total increase	+	16,316,290	1,494,734,536	15,128,737	901,663,242

End of period		566,714,301	$12,403,324,128	550,398,011	$10,908,589,592

Net investment income not yet distributed			$74,150,384		$171,894,015

See financial notes 23

Schwab 1000 Index® Fund

Financial Statements

Financial Highlights

	11/1/11–		11/1/10–	11/1/09–	11/1/08–		11/1/07–	11/1/06–
	4/30/12*		10/31/11	10/31/10	10/31/09[1]		10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	37.44		35.79	31.00	28.69		45.81	40.40

Income (loss) from investment operations:
Net investment income (loss)	0.35	[2]	0.62 [2]	0.57 [2]	0.54	[2]	0.66 [2]	0.60 [2]
Net realized and unrealized gains (losses)	4.07		2.07	4.80	2.41		(17.13)	5.33

Total from investment operations	4.42		2.69	5.37	2.95		(16.47)	5.93
Less distributions:
Distributions from net investment income	(0.72)		(0.57)	(0.58)	(0.64)		(0.62)	(0.52)
Distributions from net realized gains	(1.52)		(0.47)	—	—		(0.03)	—

Total distributions	(2.24)		(1.04)	(0.58)	(0.64)		(0.65)	(0.52)

Net asset value at end of period	39.62		37.44	35.79	31.00		28.69	45.81

Total return (%)	12.65	[3]	7.60	17.51	10.72		(36.43)	14.81

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.29	[4]	0.29	0.29	0.38	[5]	0.49	0.48
Gross operating expenses	0.34	[4]	0.34	0.35	0.44		0.49	0.48
Net investment income (loss)	1.87	[4]	1.64	1.71	1.96		1.68	1.39
Portfolio turnover rate	3	[3]	5	5	4		4	6
Net assets, end of period ($ x 1,000,000)	4,922		4,552	4,575	4,279		2,260	3,974

* Unaudited.
1 Effective September 18, 2009, the Select Share class and the Investor Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Investor Shares.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.
5 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.

24 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.8%		Common Stock	2,021,522,422	4,912,758,546
0.1%		Other Investment Company	4,249,266	4,249,266
0.0%		Short-Term Investment	1,999,805	1,999,805

99.9%		Total Investments	2,027,771,493	4,919,007,617
0.5%		Collateral Invested for Securities on Loan	22,423,968	22,423,968
(0	.4)%	Other Assets and Liabilities, Net		(19,314,242)

100.0%		Net Assets		4,922,117,343

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.8% of net assets

Automobiles & Components 0.9%
Other Securities		0.9	43,037,877

Banks 3.0%
U.S. Bancorp	648,905	0.4	20,875,274
Wells Fargo & Co.	1,796,996	1.2	60,073,576
Other Securities		1.4	64,688,999

		3.0	145,637,849

Capital Goods 8.4%
3M Co.	238,354	0.4	21,299,313
Caterpillar, Inc.	219,896	0.5	22,598,712
General Electric Co.	3,589,902	1.4	70,290,281
The Boeing Co.	252,689	0.4	19,406,515
United Technologies Corp.	308,103	0.5	25,153,529
Other Securities		5.2	253,327,677

		8.4	412,076,027

Commercial & Professional Supplies 0.7%
Other Securities		0.7	33,802,210

Consumer Durables & Apparel 1.3%
Other Securities		1.3	64,928,668

Consumer Services 2.2%
McDonald’s Corp.	347,936	0.7	33,906,363
Other Securities		1.5	76,591,190

		2.2	110,497,553

Diversified Financials 5.6%
American Express Co.	345,777	0.4	20,819,233
Bank of America Corp.	3,646,541	0.6	29,573,448
Citigroup, Inc.	997,956	0.7	32,972,466
JPMorgan Chase & Co.	1,300,878	1.1	55,911,736
The Charles Schwab Corp. (a)	367,065	0.1	5,249,030
The Goldman Sachs Group, Inc.	168,632	0.4	19,417,975
Other Securities		2.3	110,418,494

		5.6	274,362,382

Energy 10.9%
Chevron Corp.	677,137	1.5	72,155,719
ConocoPhillips	443,866	0.6	31,794,122
Exxon Mobil Corp.	1,611,863	2.8	139,168,251
Occidental Petroleum Corp.	276,016	0.5	25,178,179
Schlumberger Ltd.	456,347	0.7	33,833,567
Other Securities		4.8	234,703,074

		10.9	536,832,912

Food & Staples Retailing 2.0%
CVS Caremark Corp.	442,611	0.4	19,749,303
Wal-Mart Stores, Inc.	593,927	0.7	34,988,240
Other Securities		0.9	43,752,424

		2.0	98,489,967

Food, Beverage & Tobacco 5.8%
Altria Group, Inc.	699,305	0.5	22,524,614
Kraft Foods, Inc., Class A	600,764	0.5	23,952,461
PepsiCo, Inc.	531,585	0.7	35,084,610
Philip Morris International, Inc.	590,665	1.1	52,870,424
The Coca-Cola Co.	772,274	1.2	58,939,952
Other Securities		1.8	94,642,887

		5.8	288,014,948

Health Care Equipment & Services 3.9%
UnitedHealth Group, Inc.	362,492	0.4	20,353,926
Other Securities		3.5	172,576,822

		3.9	192,930,748

Household & Personal Products 2.1%
The Procter & Gamble Co.	935,519	1.2	59,536,429
Other Securities		0.9	45,920,640

		2.1	105,457,069

Insurance 3.7%
Berkshire Hathaway, Inc., Class B *	597,812	1.0	48,093,975

See financial notes 25

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
Other Securities		2.7	136,111,766

		3.7	184,205,741

Materials 3.9%
Other Securities		3.9	190,967,419

Media 3.2%
Comcast Corp., Class A	918,923	0.6	27,870,935
The Walt Disney Co.	610,860	0.5	26,334,175
Other Securities		2.1	103,554,990

		3.2	157,760,100

Pharmaceuticals, Biotechnology & Life Sciences 7.3%
Abbott Laboratories	529,746	0.7	32,876,037
Bristol-Myers Squibb Co.	576,239	0.4	19,229,095
Johnson & Johnson	928,587	1.2	60,441,728
Merck & Co., Inc.	1,036,418	0.8	40,669,042
Pfizer, Inc.	2,590,851	1.2	59,408,213
Other Securities		3.0	145,361,321

		7.3	357,985,436

Real Estate 3.0%
Other Securities		3.0	146,333,234

Retailing 4.2%
Amazon.com, Inc. *	123,741	0.6	28,695,538
The Home Depot, Inc.	524,235	0.6	27,150,131
Other Securities		3.0	152,464,984

		4.2	208,310,653

Semiconductors & Semiconductor Equipment 2.3%
Intel Corp.	1,716,980	1.0	48,762,232
Other Securities		1.3	66,963,058

		2.3	115,725,290

Software & Services 9.4%
Google, Inc., Class A *	85,904	1.1	51,991,678
International Business Machines Corp.	396,740	1.7	82,156,919
Microsoft Corp.	2,545,838	1.7	81,517,733
Oracle Corp.	1,338,010	0.8	39,324,114
Visa, Inc., Class A	172,900	0.4	21,263,242
Other Securities		3.7	185,974,920

		9.4	462,228,606

Technology Hardware & Equipment 7.7%
Apple, Inc. *	317,614	3.8	185,562,803
Cisco Systems, Inc.	1,828,015	0.7	36,834,502
EMC Corp. *	693,624	0.4	19,567,133
QUALCOMM, Inc.	571,578	0.7	36,489,540
Other Securities		2.1	102,135,572

		7.7	380,589,550

Telecommunication Services 2.7%
AT&T, Inc.	2,015,077	1.3	66,316,184
Verizon Communications, Inc.	962,657	0.8	38,872,090
Other Securities		0.6	25,970,347

		2.7	131,158,621

Transportation 2.0%
United Parcel Service, Inc., Class B	328,135	0.5	25,640,469
Other Securities		1.5	70,541,385

		2.0	96,181,854

Utilities 3.6%
Other Securities		3.6	175,243,832

Total Common Stock
(Cost $2,021,522,422)			4,912,758,546

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
Other Securities		0.1	4,249,266

Total Other Investment Company
(Cost $4,249,266)			4,249,266

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.0% of net assets

U.S. Treasury Obligation 0.0%
Other Securities		0.0	1,999,805

Total Short-Term Investment
(Cost $1,999,805)			1,999,805

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.5% of net assets

State Street Institutional U.S. Government Money Market Fund	22,423,968	0.5	22,423,968

Total Collateral Invested for Securities on Loan
(Cost $22,423,968)			22,423,968

End of Collateral Invested for Securities on Loan.

At 04/30/12, the tax basis cost of the fund’s investments was $2,003,689,212 and the unrealized appreciation and depreciation were $3,014,654,957 and ($99,336,552), respectively, with a net unrealized appreciation of $2,915,318,405.

26 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust.

In addition to the above, the fund held the following at 04/30/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 06/15/12	70	4,877,600	115,202

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$4,912,758,546	$—	$—	$4,912,758,546
Other Investment Company(a)	4,249,266	—	—	4,249,266
Short-Term Investment(a)	—	1,999,805	—	1,999,805

Total	$4,917,007,812	$1,999,805	$—	$4,919,007,617

Other Financial Instruments
Collateral Invested for Securities on Loan	$22,423,968	$—	$—	$22,423,968
Futures Contract*	115,202	—	—	115,202

*	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in complete schedule of holdings.

There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended April 30, 2012.

See financial notes 27

 Schwab 1000 Index Fund

Statement of
Assets and Liabilities
As of April 30, 2012; unaudited

Assets

Investments in affiliated issuers, at value (cost $1,803,228)		$5,249,030
Investments in unaffiliated issuers, at value (cost $2,025,968,265) including securities on loan of $24,181,428	+	4,913,758,587

Total investments, at value (cost $2,027,771,493)		4,919,007,617
Collateral invested for securities on loan		22,423,968
Receivables:
Dividends		4,585,610
Fund shares sold		1,557,338
Income from securities on loan		72,294
Foreign tax reclaims		7,855
Interest		134
Prepaid expenses	+	82,934

Total assets		4,947,737,750

Liabilities

Collateral held for securities on loan		22,423,968
Payables:
Investment adviser and administrator fees		72,347
Shareholder service fees		43,637
Fund shares redeemed		2,861,404
Due to brokers for futures		22,685
Accrued expenses	+	196,366

Total liabilities		25,620,407

Net Assets

Total assets		4,947,737,750
Total liabilities	−	25,620,407

Net assets		$4,922,117,343

Net Assets by Source
Capital received from investors		1,863,710,221
Net investment income not yet distributed		26,008,729
Net realized capital gains		139,573,101
Net unrealized capital gains		2,892,825,292

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$4,922,117,343		124,228,033		$39.62

28 See financial notes

 Schwab 1000 Index Fund

Statement of
Operations
For November 1, 2011 through April 30, 2012; unaudited

Investment Income

Dividends received from affiliated issuer		$42,236
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $74,272)		50,123,535
Interest		8,049
Securities on loan	+	305,283

Total investment income		50,479,103

Expenses

Investment adviser and administrator fees		5,330,618
Shareholder service fees		2,277,752
Shareholder reports		99,957
Portfolio accounting fees		68,592
Transfer agent fees		66,695
Custodian fees		44,761
Professional fees		34,673
Trustees’ fees		26,776
Registration fees		21,208
Interest expense		2,071
Other expenses	+	62,052

Total expenses		8,035,155
Expense reduction by CSIM and its affiliates	−	1,268,535
Custody credits	−	46

Net expenses	−	6,766,574

Net investment income		43,712,529

Realized and Unrealized Gains (Losses)

Net realized gains on unaffiliated investments		115,023,570
Net realized gains on futures contracts	+	1,177,264

Net realized gains		116,200,834
Net unrealized gains on affiliated issuer		738,753
Net unrealized gains on unaffiliated investments		400,511,547
Net unrealized gains on futures contracts	+	115,202

Net unrealized gains	+	401,365,502

Net realized and unrealized gains		517,566,336

Increase in net assets resulting from operations		$561,278,865

See financial notes 29

 Schwab 1000 Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/11-4/30/12			11/1/10-10/31/11
Net investment income		$43,712,529	$78,010,205
Net realized gains		116,200,834	201,802,116
Net unrealized gains	+	401,365,502	69,288,970

Increase in net assets from operations		561,278,865	349,101,291

Distributions to Shareholders

Distributions from net investment income		(86,671,033)	(72,629,008)
Distributions from net realized gains	+	(183,283,175)	(59,077,498)

Total distributions		($269,954,208)	($131,706,506)

Transactions in Fund Shares

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,665,456	$137,285,240	8,119,509	$304,265,267
Shares reinvested		6,777,525	235,112,352	3,151,858	114,822,202
Shares redeemed	+	(7,790,197)	(293,159,370)	(17,520,002)	(660,242,679)

Net transactions in fund shares		2,652,784	$79,238,222	(6,248,635)	($241,155,210)

Shares Outstanding and Net Assets

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		121,575,249	$4,551,554,464	127,823,884	$4,575,314,889
Total increase or decrease	+	2,652,784	370,562,879	(6,248,635)	(23,760,425)

End of period		124,228,033	$4,922,117,343	121,575,249	$4,551,554,464

Net investment income not yet distributed			$26,008,729		$68,967,233

30 See financial notes

Schwab Small-Cap Index Fund®

Financial Statements

Financial Highlights

	11/1/11–		11/1/10–	11/1/09–	11/1/08–		11/1/07–	11/1/06–
	4/30/12*		10/31/11	10/31/10	10/31/09[1]		10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	20.55		19.18	15.14	13.85		25.35	25.97

Income (loss) from investment operations:
Net investment income (loss)	0.18	[2]	0.25 [2]	0.22 [2]	0.18	[2]	0.33 [2]	0.35 [2]
Net realized and unrealized gains (losses)	1.82		1.37	3.97	1.40		(7.89)	2.36

Total from investment operations	2.00		1.62	4.19	1.58		(7.56)	2.71
Less distributions:
Distributions from net investment income	(0.35)		(0.20)	(0.15)	(0.29)		(0.32)	(0.28)
Distributions from net realized gains	(1.16)		(0.05)	—	—		(3.62)	(3.05)

Total distributions	(1.51)		(0.25)	(0.15)	(0.29)		(3.94)	(3.33)

Net asset value at end of period	21.04		20.55	19.18	15.14		13.85	25.35

Total return (%)	10.71	[3]	8.45	27.85	11.98		(34.48)	11.35

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.17	[4]	0.19	0.19	0.28	[5]	0.42	0.42
Gross operating expenses	0.20	[4]	0.19	0.20	0.33		0.42	0.42
Net investment income (loss)	1.77	[4]	1.18	1.23	1.41		1.78	1.43
Portfolio turnover rate	30	[3]	26	33	26		64	31
Net assets, end of period ($ x 1,000,000)	1,644		1,502	1,406	1,142		628	969

* Unaudited.
1 Effective August 21, 2009, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.
5 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.

See financial notes 31

 Schwab Small-Cap Index Fund

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

98.3%		Common Stock	1,314,574,537	1,615,955,126
0.0%		Rights	—	—
0.0%		Warrants	—	—
1.7%		Short-Term Investments	27,907,579	27,907,579

100.0%		Total Investments	1,342,482,116	1,643,862,705
5.4%		Collateral Invested for Securities on Loan	88,178,306	88,178,306
(5	.4)%	Other Assets and Liabilities, Net		(88,461,247)

100.0%		Net Assets		1,643,579,764

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 98.3% of net assets

Automobiles & Components 0.8%
Other Securities		0.8	12,910,010

Banks 7.5%
Hancock Holding Co.	102,249	0.2	3,290,373
Signature Bank *	61,709	0.2	4,053,664
SVB Financial Group *	57,400	0.2	3,678,766
Other Securities		6.9	112,965,308

		7.5	123,988,111

Capital Goods 9.2%
Acuity Brands, Inc.	58,100	0.2	3,228,617
CLARCOR, Inc.	67,600	0.2	3,246,152
Hexcel Corp. *	131,383	0.2	3,597,266
United Rentals, Inc. (c)*	83,800	0.2	3,911,784
Woodward, Inc.	82,500	0.2	3,431,175
Other Securities		8.2	133,187,128

		9.2	150,602,122

Commercial & Professional Supplies 3.9%
Clean Harbors, Inc. *	62,800	0.3	4,285,472
Other Securities		3.6	59,353,379

		3.9	63,638,851

Consumer Durables & Apparel 3.0%
Carter’s, Inc. *	65,814	0.2	3,573,700
Other Securities		2.8	45,375,585

		3.0	48,949,285

Consumer Services 4.1%
Sotheby’s	90,600	0.2	3,562,392
Other Securities		3.9	63,165,830

		4.1	66,728,222

Diversified Financials 2.8%
Other Securities		2.8	46,880,213

Energy 6.4%
Cheniere Energy, Inc. *	205,800	0.2	3,768,198
CVR Energy, Inc. (c)*	117,600	0.2	3,570,336
Energy XXI (Bermuda) Ltd. *	100,900	0.2	3,801,912
Lufkin Industries, Inc.	44,890	0.2	3,449,348
Rosetta Resources, Inc. *	71,000	0.2	3,569,170
World Fuel Services Corp.	94,800	0.3	4,176,888
Other Securities		5.1	83,246,282

		6.4	105,582,134

Food & Staples Retailing 1.1%
Other Securities		1.1	18,500,728

Food, Beverage & Tobacco 1.7%
Other Securities		1.7	27,444,412

Health Care Equipment & Services 6.0%
athenahealth, Inc. *	46,700	0.2	3,383,415
WellCare Health Plans, Inc. *	57,100	0.2	3,493,378
Other Securities		5.6	92,441,994

		6.0	99,318,787

Household & Personal Products 0.7%
Nu Skin Enterprises, Inc., Class A	73,422	0.2	3,913,393
Other Securities		0.5	7,263,208

		0.7	11,176,601

Insurance 2.6%
ProAssurance Corp.	41,000	0.2	3,611,690
Other Securities		2.4	39,749,766

		2.6	43,361,456

Materials 4.5%
Other Securities		4.5	74,150,812

Media 1.2%
Other Securities		1.2	20,066,521

32 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Pharmaceuticals, Biotechnology & Life Sciences 6.2%
ARIAD Pharmaceuticals, Inc. *	214,600	0.2	3,497,980
Cepheid, Inc. *	88,800	0.2	3,410,808
Cubist Pharmaceuticals, Inc. *	84,232	0.2	3,561,329
Medivation, Inc. *	42,000	0.2	3,396,960
Onyx Pharmaceuticals, Inc. *	84,900	0.2	3,863,799
Salix Pharmaceuticals Ltd. *	78,200	0.2	3,863,080
Other Securities		5.0	80,032,282

		6.2	101,626,238

Real Estate 9.6%
American Campus Communities, Inc.	99,300	0.3	4,413,885
BioMed Realty Trust, Inc.	209,800	0.3	4,158,236
CBL & Associates Properties, Inc.	198,700	0.2	3,701,781
Extra Space Storage, Inc.	138,358	0.3	4,199,165
Hatteras Financial Corp.	127,700	0.2	3,719,901
Highwoods Properties, Inc.	96,600	0.2	3,354,918
Home Properties, Inc.	64,365	0.2	3,929,483
Kilroy Realty Corp.	93,000	0.3	4,412,850
LaSalle Hotel Properties	113,926	0.2	3,350,564
MFA Financial, Inc.	476,900	0.2	3,519,522
Mid-America Apartment Communities, Inc.	54,800	0.2	3,730,236
National Retail Properties, Inc.	141,200	0.2	3,866,056
Post Properties, Inc.	72,267	0.2	3,519,403
Tanger Factory Outlet Centers, Inc.	115,100	0.2	3,604,932
Other Securities		6.4	104,169,333

		9.6	157,650,265

Retailing 4.5%
Ascena Retail Group, Inc. *	168,600	0.2	3,452,928
Other Securities		4.3	70,426,915

		4.5	73,879,843

Semiconductors & Semiconductor Equipment 3.2%
Other Securities		3.2	52,763,258

Software & Services 8.0%
Concur Technologies, Inc. *	59,900	0.2	3,387,944
Jack Henry & Associates, Inc.	115,800	0.2	3,932,568
Parametric Technology Corp. *	159,800	0.2	3,448,484
Solarwinds, Inc. *	76,300	0.2	3,579,233
Wright Express Corp. *	51,776	0.2	3,304,344
Other Securities		7.0	114,431,349

		8.0	132,083,922

Technology Hardware & Equipment 5.0%
Other Securities		5.0	82,151,499

Telecommunication Services 0.8%
Other Securities		0.8	12,421,436

Transportation 2.3%
Alaska Air Group, Inc. *	96,000	0.2	3,244,800
Other Securities		2.1	33,884,703

		2.3	37,129,503

Utilities 3.2%
Cleco Corp.	81,700	0.2	3,333,360
Other Securities		3.0	49,617,537

		3.2	52,950,897

Total Common Stock
(Cost $1,314,574,537)			1,615,955,126

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	—

Total Rights
(Cost $—)			—

Warrants 0.0% of net assets

Energy 0.0%
Other Securities		0.0	—

Total Warrants
(Cost $—)			—

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 1.7% of net assets

Time Deposit 1.5%
Bank of America
0.03%, 05/01/12	24,957,845	1.5	24,957,845

U.S. Treasury Obligations 0.2%
Other Securities		0.2	2,949,734

Total Short-Term Investments
(Cost $27,907,579)			27,907,579

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 5.4% of net assets

Wells Fargo Advantage Government Money Market Fund	88,178,306	5.4	88,178,306

Total Collateral Invested for Securities on Loan
(Cost $88,178,306)			88,178,306

End of Collateral Invested for Securities on Loan.

See financial notes 33

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

At 04/30/12 the tax basis cost of the fund’s investments was $1,347,303,690 and the unrealized appreciation and depreciation were $412,189,439 and ($115,630,424), respectively, with a net unrealized appreciation of $296,559,015.

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(c)	All or a portion of this security is on loan.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust.

In addition to the above, the fund held the following at 04/30/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
Russell 2000 Index, mini, Long, expires 06/15/12	330	26,891,700	456,803

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,615,955,126	$—	$—	$1,615,955,126
Rights(a)	—	—	—	—
Warrants(a)	—	—	—	—
Short-Term Investments(a)	—	27,907,579	—	27,907,579

Total	$1,615,955,126	$27,907,579	$—	$1,643,862,705

Other Financial Instruments
Collateral Invested for Securities on Loan	$88,178,306	$—	$—	$88,178,306
Futures Contract*	456,803	—	—	456,803

*	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in complete schedule of holdings.

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2011	(Losses)	(Losses)	Purchases	Sales	in**	out**	2012

Common Stock	$127,375	($3,526,188)	$3,494,645	$—	($95,832)	$—	$—	$—

Total	$127,375	($3,526,188)	$3,494,645	$—	($95,832)	$—	$—	$—

**	All security transfers in and out of Level 3 from Level 1 or Level 2 were the result of fair valued securities for which no quoted value was available.

There were no significant transfers between Level 1 and Level 2 for the period ended April 30, 2012.

34 See financial notes

 Schwab Small-Cap Index Fund

Statement of
Assets and Liabilities
As of April 30, 2012; unaudited

Assets

Investments, at value (cost $1,342,482,116) including securities on loan of $83,054,277		$1,643,862,705
Collateral invested for securities on loan		88,178,306
Receivables:
Investments sold		2,746,287
Fund shares sold		2,460,056
Dividends		639,998
Income from securities on loan		255,119
Receivable from investment adviser		623
Interest		21
Prepaid expenses	+	24,484

Total assets		1,738,167,599

Liabilities

Collateral held for securities on loan		88,178,306
Payables:
Investments bought		4,236,159
Investment adviser and administrator fees		16,164
Shareholder service fees		3,484
Fund shares redeemed		1,732,901
Due to brokers for futures		332,970
Accrued expenses	+	87,851

Total liabilities		94,587,835

Net Assets

Total assets		1,738,167,599
Total liabilities	−	94,587,835

Net assets		$1,643,579,764

Net Assets by Source
Capital received from investors		1,336,221,379
Net investment income not yet distributed		9,388,617
Net realized capital losses		(6,746,262)
Net unrealized capital gains		304,716,030

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,643,579,764		78,099,929		$21.04

See financial notes 35

 Schwab Small-Cap Index Fund

Statement of
Operations
For November 1, 2011 through April 30, 2012; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $11,066)		$13,303,071
Interest		1,919
Securities on loan	+	1,756,294

Total investment income		15,061,284

Expenses

Investment adviser and administrator fees		1,165,675
Shareholder service fees		153,064
Index fee		62,055
Shareholder reports		38,022
Portfolio accounting fees		37,675
Transfer agent fees		33,298
Registration fees		27,572
Professional fees		24,585
Custodian fees		17,541
Trustees’ fees		8,006
Interest expense		646
Other expenses	+	20,698

Total expenses		1,588,837
Expense reduction by CSIM and its affiliates	−	267,093

Net expenses	−	1,321,744

Net investment income		13,739,540

Realized and Unrealized Gains (Losses)

Net realized gains on investments		697,989
Net realized losses on futures contracts		(136,566)
Net realized gains on foreign currency transactions	+	350

Net realized gains		561,773
Net unrealized gains on investments		144,063,532
Net unrealized gains on futures contracts		249,811
Net unrealized losses on foreign currency translations	+	(49)

Net unrealized gains	+	144,313,294

Net realized and unrealized gains		144,875,067

Increase in net assets resulting from operations		$158,614,607

36 See financial notes

 Schwab Small-Cap Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/11-4/30/12			11/1/10-10/31/11
Net investment income		$13,739,540	$18,466,000
Net realized gains		561,773	95,376,181
Net unrealized gains	+	144,313,294	8,082,589

Increase in net assets from operations		158,614,607	121,924,770

Distributions to Shareholders

Distributions from net investment income		(25,652,389)	(14,254,530)
Distributions from net realized gains	+	(84,544,390)	(4,031,438)

Total distributions		($110,196,779)	($18,285,968)

Transactions in Fund Shares

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,903,794	$120,956,494	14,936,269	$309,163,569
Shares reinvested		5,456,861	101,552,189	814,081	16,827,051
Shares redeemed	+	(6,352,381)	(129,022,757)	(15,965,406)	(333,977,185)

Net transactions in fund shares		5,008,274	$93,485,926	(215,056)	($7,986,565)

Shares Outstanding and Net Assets

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		73,091,655	$1,501,676,010	73,306,711	$1,406,023,773
Total increase or decrease	+	5,008,274	141,903,754	(215,056)	95,652,237

End of period		78,099,929	$1,643,579,764	73,091,655	$1,501,676,010

Net investment income not yet distributed			$9,388,617		$21,301,466

See financial notes 37

Schwab Total Stock Market Index Fund®

Financial Statements

Financial Highlights

	11/1/11–		11/1/10–	11/1/09–	11/1/08–	11/1/07–	11/1/06–
	4/30/12*		10/31/11	10/31/10	10/31/09[1]	10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	22.92		21.57	18.50	17.08	27.04	23.90

Income (loss) from investment operations:
Net investment income (loss)	0.24		0.41	0.37	0.24	0.40	0.37
Net realized and unrealized gains (losses)	2.61		1.33	3.02	1.55	(9.93)	3.09

Total from investment operations	2.85		1.74	3.39	1.79	(9.53)	3.46
Less distributions:
Distributions from net investment income	(0.42)		(0.39)	(0.32)	(0.37)	(0.37)	(0.32)
Distributions from net realized gains	—		—	—	—	(0.06)	—

Total distributions	(0.42)		(0.39)	(0.32)	(0.37)	(0.43)	(0.32)

Net asset value at end of period	25.35		22.92	21.57	18.50	17.08	27.04

Total return (%)	12.70	[2]	8.14	18.53	10.92	(35.76)	14.62

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09	[3]	0.09	0.09	0.21 [4]	0.38	0.37
Gross operating expenses	0.10	[3]	0.11	0.11	0.28	0.38	0.37
Net investment income (loss)	2.06	[3]	1.79	1.85	2.02	1.71	1.49
Portfolio turnover rate	0	[2,5]	1	3	5	1	0 [5]
Net assets, end of period ($ x 1,000,000)	2,010		1,747	1,470	1,205	585	906

* Unaudited.
1 Effective September 18, 2009, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Not annualized.
3 Annualized.
4 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.
5 Less than 1%.

38 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

98.8%		Common Stock	1,474,801,458	1,987,650,809
0.0%		Rights	—	—
0.0%		Warrants	—	—
1.0%		Short-Term Investments	19,537,730	19,537,730

99.8%		Total Investments	1,494,339,188	2,007,188,539
0.6%		Collateral Invested for Securities on Loan	12,025,131	12,025,131
(0	.4)%	Other Assets and Liabilities, Net		(8,755,558)

100.0%		Net Assets		2,010,458,112

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 98.8% of net assets

Automobiles & Components 0.8%
Other Securities		0.8	16,792,144

Banks 3.3%
U.S. Bancorp	247,031	0.4	7,946,987
Wells Fargo & Co.	642,306	1.1	21,472,290
Other Securities		1.8	37,849,212

		3.3	67,268,489

Capital Goods 8.1%
3M Co.	83,000	0.4	7,416,880
Caterpillar, Inc.	75,400	0.4	7,748,858
General Electric Co.	1,362,666	1.3	26,681,000
United Technologies Corp.	102,068	0.4	8,332,832
Other Securities		5.6	112,706,112

		8.1	162,885,682

Commercial & Professional Supplies 0.9%
Other Securities		0.9	18,434,133

Consumer Durables & Apparel 1.5%
Other Securities		1.5	29,153,213

Consumer Services 2.4%
McDonald’s Corp.	132,709	0.6	12,932,492
Other Securities		1.8	35,544,908

		2.4	48,477,400

Diversified Financials 5.1%
American Express Co.	132,650	0.4	7,986,856
Bank of America Corp.	1,301,956	0.5	10,558,863
Citigroup, Inc.	374,528	0.6	12,374,405
JPMorgan Chase & Co.	489,944	1.0	21,057,793
The Charles Schwab Corp. (b)	131,526	0.1	1,880,822
Other Securities		2.5	49,582,254

		5.1	103,440,993

Energy 10.4%
Chevron Corp.	258,539	1.4	27,549,916
ConocoPhillips	160,723	0.6	11,512,588
Exxon Mobil Corp.	619,034	2.7	53,447,396
Occidental Petroleum Corp.	104,820	0.5	9,561,680
Schlumberger Ltd.	173,260	0.6	12,845,496
Other Securities		4.6	93,491,245

		10.4	208,408,321

Food & Staples Retailing 1.9%
CVS Caremark Corp.	171,140	0.4	7,636,267
Wal-Mart Stores, Inc.	225,100	0.7	13,260,641
Other Securities		0.8	17,164,967

		1.9	38,061,875

Food, Beverage & Tobacco 5.5%
Altria Group, Inc.	264,800	0.4	8,529,208
Kraft Foods, Inc., Class A	228,013	0.5	9,090,878
PepsiCo, Inc.	200,858	0.7	13,256,628
Philip Morris International, Inc.	223,300	1.0	19,987,583
The Coca-Cola Co.	268,700	1.0	20,507,184
Other Securities		1.9	38,559,267

		5.5	109,930,748

Health Care Equipment & Services 4.2%
UnitedHealth Group, Inc.	139,080	0.4	7,809,342
Other Securities		3.8	75,643,420

		4.2	83,452,762

Household & Personal Products 2.0%
The Procter & Gamble Co.	352,215	1.1	22,414,963
Other Securities		0.9	18,120,680

		2.0	40,535,643

Insurance 3.7%
Berkshire Hathaway, Inc., Class B *	246,274	1.0	19,812,743
Other Securities		2.7	54,262,066

		3.7	74,074,809

See financial notes 39

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Materials 3.9%
Other Securities		3.9	78,942,945

Media 3.1%
Comcast Corp., Class A	277,004	0.4	8,401,531
The Walt Disney Co.	218,193	0.5	9,406,300
Other Securities		2.2	44,205,055

		3.1	62,012,886

Pharmaceuticals, Biotechnology & Life Sciences 7.2%
Abbott Laboratories	201,305	0.6	12,492,988
Amgen, Inc.	115,268	0.4	8,196,708
Bristol-Myers Squibb Co.	221,450	0.4	7,389,787
Johnson & Johnson	353,170	1.1	22,987,835
Merck & Co., Inc.	396,670	0.8	15,565,331
Pfizer, Inc.	992,801	1.1	22,764,927
Other Securities		2.8	55,857,025

		7.2	145,254,601

Real Estate 3.4%
Other Securities		3.4	69,143,647

Retailing 4.3%
Amazon.com, Inc. *	45,400	0.5	10,528,260
The Home Depot, Inc.	199,070	0.5	10,309,835
Other Securities		3.3	64,725,053

		4.3	85,563,148

Semiconductors & Semiconductor Equipment 2.5%
Intel Corp.	656,232	0.9	18,636,989
Other Securities		1.6	31,416,898

		2.5	50,053,887

Software & Services 9.2%
Google, Inc., Class A *	32,765	1.0	19,830,361
International Business Machines Corp.	145,710	1.5	30,173,627
Microsoft Corp.	962,750	1.5	30,827,255
Oracle Corp.	501,749	0.7	14,746,403
Visa, Inc., Class A	66,300	0.4	8,153,574
Other Securities		4.1	81,894,069

		9.2	185,625,289

Technology Hardware & Equipment 7.6%
Apple, Inc. *	119,700	3.5	69,933,528
Cisco Systems, Inc.	694,509	0.7	13,994,356
EMC Corp. *	262,686	0.4	7,410,372
QUALCOMM, Inc.	216,600	0.7	13,827,744
Other Securities		2.3	47,871,316

		7.6	153,037,316

Telecommunication Services 2.5%
AT&T, Inc.	766,056	1.3	25,210,903
Verizon Communications, Inc.	364,072	0.7	14,701,227
Other Securities		0.5	11,212,203

		2.5	51,124,333

Transportation 1.8%
Union Pacific Corp.	62,000	0.3	6,971,280
Other Securities		1.5	29,442,264

		1.8	36,413,544

Utilities 3.5%
Other Securities		3.5	69,563,001

Total Common Stock
(Cost $1,474,801,458)			1,987,650,809

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	—

Total Rights
(Cost $—)			—

Warrants 0.0% of net assets

Energy 0.0%
Other Securities		0.0	—

Total Warrants
(Cost $—)			—

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 1.0% of net assets

Time Deposit 0.9%
Bank of America
0.03%, 05/01/12	17,987,881	0.9	17,987,881

U.S. Treasury Obligation 0.1%
Other Securities		0.1	1,549,849

Total Short-Term Investments
(Cost $19,537,730)			19,537,730

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.6% of net assets

Wells Fargo Advantage Government Money Market Fund	12,025,131	0.6	12,025,131

Total Collateral Invested for Securities on Loan
(Cost $12,025,131)			12,025,131

End of Collateral Invested for Securities on Loan.

40 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

At 04/30/12 the tax basis cost of the fund’s investments was $1,505,644,571 and the unrealized appreciation and depreciation were $667,599,688 and ($166,055,720), respectively, with a net unrealized appreciation of $501,543,968.

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	Illiquid security. At the period end, the value of these amounted to $1,793 or 0.0% of net assets.
(d)	All or a portion of this security is on loan.
(e)	All or a portion of this security is held as collateral for open futures contracts.
(f)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust.

In addition to the above, the fund held the following at 04/30/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 06/15/12	100	8,149,000	135,825
S&P 500 Index, e-mini, Long, expires 06/15/12	150	10,452,000	246,863

Net unrealized gains			382,688

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,922,084,052	$—	$—	$1,922,084,052
Consumer Durables & Apparel	29,149,052	—	4,161	29,153,213
Transportation	36,411,751	—	1,793	36,413,544
Rights(a)	—	—	—	—
Short-Term Investments(a)	—	19,537,730	—	19,537,730
Warrants	—	—	—	—

Total	$1,987,644,855	$19,537,730	$5,954	$2,007,188,539

Other Financial Instruments
Collateral Invested for Securities on Loan	$12,025,131	$—	$—	$12,025,131
Futures Contracts*	382,688	—	—	382,688

*	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in complete schedule of holdings.

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2011	(Losses)	(Losses)	Purchases	Sales	in**	out**	2012

Common Stock	$8,367	($613,436)	$610,087	$—	($4,839)	$5,775	$—	$5,954
Rights	29	3	(29)	—	(3)	—	—	—

Total	$8,396	($613,433)	$610,058	$—	($4,842)	$5,775	$—	$5,954

**	All security transfers in and out of Level 3 from Level 1 or Level 2 were the result of fair valued securities for which no quoted value was available.

There were no significant transfers between Level 1 and Level 2 for the period ended April 30, 2012.

All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying statements of operations. Changes in net unrealized gains (losses) for Level 3 investment held by the fund at April 30, 2012 are ($1,614).

See financial notes 41

 Schwab Total Stock Market Index Fund

Statement of
Assets and Liabilities
As of April 30, 2012; unaudited

Assets

Investments in affiliated issuers, at value (cost $2,564,134)		$1,880,822
Investments in unaffiliated issuers, at value (cost $1,491,775,054) including securities on loan of $11,748,617	+	2,005,307,717

Total investments, at value (cost $1,494,339,188)		2,007,188,539
Collateral invested for securities on loan		12,025,131
Receivables:
Investments sold		357,174
Fund shares sold		3,545,663
Dividends		1,781,151
Income from securities on loan		53,723
Foreign tax reclaims		3,037
Interest		15
Prepaid expenses	+	24,864

Total assets		2,024,979,297

Liabilities

Collateral held for securities on loan		12,025,131
Payables:
Investments bought		1,729,762
Investment adviser and administrator fees		8,280
Shareholder service fees		4,526
Fund shares redeemed		570,543
Due to brokers for futures		125,750
Accrued expenses	+	57,193

Total liabilities		14,521,185

Net Assets

Total assets		2,024,979,297
Total liabilities	−	14,521,185

Net assets		$2,010,458,112

Net Assets by Source
Capital received from investors		1,514,688,240
Net investment income not yet distributed		12,078,679
Net realized capital losses		(30,248,943)
Net unrealized capital gains		513,940,136

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$2,010,458,112		79,309,249		$25.35

42 See financial notes

 Schwab Total Stock Market Index Fund

Statement of
Operations
For November 1, 2011 through April 30, 2012; unaudited

Investment Income

Dividends received from affiliated issuer		$15,123
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $32,064)		19,562,930
Interest		4,905
Securities on loan	+	240,422

Total investment income		19,823,380

Expenses

Investment adviser and administrator fees		553,281
Shareholder service fees		180,739
Transfer agent fees		49,751
Portfolio accounting fees		48,047
Professional fees		26,460
Shareholder reports		24,865
Registration fees		21,601
Custodian fees		11,984
Trustees’ fees		5,852
Interest expense		30
Other expenses	+	21,672

Total expenses		944,282
Expense reduction by CSIM and its affiliates	−	118,096

Net expenses	−	826,186

Net investment income		18,997,194

Realized and Unrealized Gains (Losses)

Net realized gains on investments		160,319
Net realized gains on futures contracts	+	1,965,310

Net realized gains		2,125,629
Net unrealized gains on affiliated issuer		255,453
Net unrealized gains on unaffiliated investments		201,788,265
Net unrealized losses on futures contracts	+	(657,558)

Net unrealized gains	+	201,386,160

Net realized and unrealized gains		203,511,789

Increase in net assets resulting from operations		$222,508,983

See financial notes 43

 Schwab Total Stock Market Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/11-4/30/12			11/1/10-10/31/11
Net investment income		$18,997,194	$30,636,588
Net realized gains		2,125,629	2,761,150
Net unrealized gains	+	201,386,160	81,349,337

Increase in net assets from operations		222,508,983	114,747,075

Distributions to Shareholders

Distributions from net investment income		($32,188,219)	($26,769,873)

Transactions in Fund Shares

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,163,463	$219,506,176	22,264,739	$513,941,756
Shares reinvested		1,240,438	27,500,498	1,030,256	22,943,799
Shares redeemed	+	(7,319,998)	(173,691,665)	(15,226,159)	(348,432,230)

Net transactions in fund shares		3,083,903	$73,315,009	8,068,836	$188,453,325

Shares Outstanding and Net Assets

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		76,225,346	$1,746,822,339	68,156,510	$1,470,391,812
Total increase	+	3,083,903	263,635,773	8,068,836	276,430,527

End of period		79,309,249	$2,010,458,112	76,225,346	$1,746,822,339

Net investment income not yet distributed			$12,078,679		$25,269,704

44 See financial notes

Schwab International Index Fund®

Financial Statements

Financial Highlights

	11/1/11–		11/1/10–	11/1/09–	11/1/08–	11/1/07–	11/1/06–
	4/30/12*		10/31/11	10/31/10	10/31/09[1]	10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	16.02		17.31	16.26	13.95	25.95	21.14

Income (loss) from investment operations:
Net investment income (loss)	0.29		0.57	0.48	0.37	0.68	0.54
Net realized and unrealized gains (losses)	0.22		(1.38)	1.01	2.58	(12.13)	4.93

Total from investment operations	0.51		(0.81)	1.49	2.95	(11.45)	5.47
Less distributions:
Distributions from net investment income	(0.60)		(0.48)	(0.44)	(0.64)	(0.55)	(0.66)

Net asset value at end of period	15.93		16.02	17.31	16.26	13.95	25.95

Total return (%)	3.54	[2]	(4.83)	9.31	22.55	(45.02)	26.50

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.19	[3]	0.19	0.19	0.32 [4]	0.50	0.50
Gross operating expenses	0.22	[3]	0.21	0.22	0.41	0.54	0.54
Net investment income (loss)	3.75	[3]	3.26	2.88	2.92	3.15	2.34
Portfolio turnover rate	25	[2]	10	13	21	10	5
Net assets, end of period ($ x 1,000,000)	1,403		1,375	1,471	1,369	711	1,264

* Unaudited.
1 Effective August 21, 2009, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Not annualized.
3 Annualized.
4 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.

See financial notes 45

 Schwab International Index Fund

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

97.7%		Common Stock	1,163,863,477	1,371,693,600
0.6%		Preferred Stock	5,995,172	7,789,713
0.8%		Other Investment Company	11,327,697	11,287,500
0.1%		Short-Term Investment	1,570,310	1,570,310

99.2%		Total Investments	1,182,756,656	1,392,341,123
3.1%		Collateral Invested for Securities on Loan	43,878,380	43,878,380
(2	.3)%	Other Assets and Liabilities, Net		(33,022,145)

100.0%		Net Assets		1,403,197,358

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 97.7% of net assets

Australia 8.6%
Australia & New Zealand Banking Group Ltd.	356,001	0.6	8,819,305
BHP Billiton Ltd.	435,626	1.2	16,164,868
Commonwealth Bank of Australia	212,688	0.8	11,473,020
National Australia Bank Ltd.	297,767	0.6	7,783,418
Westpac Banking Corp.	410,573	0.7	9,675,653
Other Securities		4.7	67,410,791

		8.6	121,327,055

Austria 0.2%
Other Securities		0.2	3,483,990

Belgium 1.0%
Anheuser-Busch InBev N.V. (b)	109,149	0.6	7,866,967
Other Securities		0.4	6,173,636

		1.0	14,040,603

Denmark 1.2%
Novo Nordisk A/S, Class B	57,578	0.6	8,488,319
Other Securities		0.6	7,806,497

		1.2	16,294,816

Finland 0.8%
Other Securities		0.8	11,275,265

France 8.8%
DANONE S.A.	78,735	0.4	5,542,870
LVMH Moet Hennessy Louis Vuitton S.A.	34,297	0.4	5,689,724
Sanofi	154,320	0.8	11,787,240
Total S.A.	287,862	1.0	13,818,413
Other Securities		6.2	86,019,126

		8.8	122,857,373

Germany 7.8%
Allianz SE - Reg’d	61,483	0.5	6,857,894
BASF SE (b)	124,582	0.7	10,257,223
Bayer AG - Reg’d (b)	111,979	0.6	7,890,476
Daimler AG - Reg’d	122,572	0.5	6,782,099
E.ON AG (b)	244,203	0.4	5,529,192
SAP AG	124,580	0.6	8,261,335
Siemens AG - Reg’d	111,626	0.7	10,361,169
Other Securities		3.8	53,169,248

		7.8	109,108,636

Greece 0.1%
Other Securities		0.1	1,169,061

Hong Kong 2.9%
Other Securities		2.9	40,615,972

Ireland 0.3%
Other Securities		0.3	3,946,211

Israel 0.6%
Teva Pharmaceutical Industries Ltd.	128,323	0.4	5,867,842
Other Securities		0.2	3,244,407

		0.6	9,112,249

Italy 2.1%
Eni S.p.A.	327,921	0.5	7,286,342
Other Securities		1.6	22,741,679

		2.1	30,028,021

Japan 21.0%
Canon, Inc.	153,895	0.5	6,975,723
Honda Motor Co., Ltd.	221,539	0.6	7,973,008
Mitsubishi UFJ Financial Group, Inc.	1,725,609	0.6	8,285,528
Sumitomo Mitsui Financial Group, Inc.	182,246	0.4	5,831,650
Toyota Motor Corp.	374,003	1.1	15,325,796
Other Securities		17.8	249,709,170

		21.0	294,100,875

46 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Netherlands 2.3%
Unilever N.V. CVA	220,395	0.5	7,549,476
Other Securities		1.8	25,427,451

		2.3	32,976,927

New Zealand 0.1%
Other Securities		0.1	1,732,831

Norway 1.0%
Other Securities		1.0	13,339,119

Portugal 0.2%
Other Securities		0.2	2,737,287

Singapore 1.8%
Other Securities		1.8	25,460,587

Spain 2.5%
Banco Santander S.A.	1,151,685	0.5	7,230,996
Telefonica S.A.	560,486	0.6	8,184,638
Other Securities		1.4	19,852,623

		2.5	35,268,257

Sweden 3.1%
Other Securities		3.1	43,912,026

Switzerland 8.4%
Nestle S.A. - Reg’d	446,989	2.0	27,395,622
Novartis AG - Reg’d	316,679	1.2	17,485,822
Roche Holding AG	95,297	1.2	17,416,527
UBS AG - Reg’d *	492,059	0.4	6,144,926
Other Securities		3.6	49,613,435

		8.4	118,056,332

United Kingdom 22.9%
Anglo American plc	179,033	0.5	6,918,685
AstraZeneca plc	176,485	0.6	7,733,819
Barclays plc	1,563,453	0.4	5,535,162
BG Group plc	459,872	0.8	10,850,760
BHP Billiton plc	286,240	0.7	9,214,594
BP plc	2,572,053	1.3	18,580,763
British American Tobacco plc	266,775	1.0	13,682,756
Diageo plc	338,960	0.6	8,549,674
GlaxoSmithKline plc	683,760	1.1	15,795,870
HSBC Holdings plc	2,424,143	1.6	21,883,160
Rio Tinto plc	185,805	0.7	10,415,253
Royal Dutch Shell plc, A Shares	493,817	1.3	17,612,441
Royal Dutch Shell plc, B Shares	360,605	0.9	13,196,175
Standard Chartered plc	322,141	0.6	7,874,942
Tesco plc	1,080,820	0.4	5,569,110
Unilever plc	173,177	0.4	5,916,068
Vodafone Group plc	6,809,854	1.3	18,849,399
Other Securities		8.7	122,671,476

		22.9	320,850,107

Total Common Stock
(Cost $1,163,863,477)			1,371,693,600

Preferred Stock 0.6% of net assets

Germany 0.6%
Other Securities		0.6	7,745,766

United Kingdom 0.0%
Other Securities		0.0	43,947

Total Preferred Stock
(Cost $5,995,172)			7,789,713

Other Investment Company 0.8% of net assets

United States 0.8%
iShares MSCI EAFE Index Fund	210,000	0.8	11,287,500

Total Other Investment Company
(Cost $11,327,697)			11,287,500

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.1% of net assets

Time Deposit 0.1%
Other Securities		0.1	1,570,310

Total Short-Term Investment
(Cost $1,570,310)			1,570,310

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 3.1% of net assets

Wells Fargo Advantage Government Money Market Fund	43,878,380	3.1	43,878,380

Total Collateral Invested for Securities on Loan
(Cost $43,878,380)			43,878,380

End of Collateral Invested for Securities on Loan.

At 04/30/12, the tax basis cost of the fund’s investments was $1,188,832,336 and the unrealized appreciation and depreciation were $366,863,082 and ($163,354,295), respectively, with a net unrealized appreciation of $203,508,787.

See financial notes 47

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

At 04/30/12, the values of certain foreign securities held by the fund aggregating $1,355,878,319 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees. (See financial note 2)

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	All or a portion of this security is on loan.

CDI —	CHESS Depositary Interest.
CVA —	Dutch Certificate
Reg’d —	Registered
REIT —	Real Estate Investment Trust.
RSP —	Risparmio (Convertible Savings Shares).
SDR —	Swedish Depositary Receipt.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$514,615,466	$—	$514,615,466
Belgium	7,866,967	6,173,636	—	14,040,603
Greece	496,507	672,554	—	1,169,061
Hong Kong	18,449	40,597,523	—	40,615,972
Japan	251,130	293,849,745	—	294,100,875
Netherlands	4,888,702	28,088,225	—	32,976,927
Spain	405,725	34,862,532	—	35,268,257
Switzerland	9,089,819	108,966,513	—	118,056,332
United Kingdom	543,748	320,306,359	—	320,850,107
Preferred Stock(a)	—	7,745,766	—	7,745,766
United Kingdom	—	—	43,947	43,947
Other Investment Company(a)	11,287,500	—	—	11,287,500
Short-Term Investment(a)	—	1,570,310	—	1,570,310

Total	$34,848,547	$1,357,448,629	$43,947	$1,392,341,123

Other Financial Instruments
Collateral Invested for Securities on Loan	$43,878,380	$—	$—	$43,878,380

(a)	As categorized in complete schedule of holdings.

48 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	October 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	April 30,
Investments in Securities	2011	(Losses)	(Losses)	Purchases	Sales	in*	out*	2012

Common Stock
United Kingdom	$32,986	($587)	($174)	$—	($32,225)	$—	$—	$—
Preferred Stock
United Kingdom	—	—	246	43,701	—	—	—	43,947

Total	$32,986	($587)	$72	$43,701	($32,225)	$—	$—	$43,947

*	All security transfers in and out of Level 3 from Level 1 or Level 2 were the result of fair valued securities for which no quoted value was available.

There were no significant transfers between Level 1 and Level 2 for the period ended April 30, 2012.

All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying statements of operations. Changes in net unrealized gains (losses) for Level 3 investment held by the fund at April 30, 2012 are $246.

See financial notes 49

 Schwab International Index Fund

Statement of
Assets and Liabilities
As of April 30, 2012; unaudited

Assets

Investments, at value (cost $1,182,756,656) including securities on loan of $40,596,540		$1,392,341,123
Foreign currency, at value (cost $1,571,144)		1,571,646
Collateral invested for securities on loan		43,878,380
Receivables:
Dividends		7,483,511
Fund shares sold		1,497,039
Foreign tax reclaims		732,044
Income from securities on loan		229,911
Interest		1
Prepaid expenses	+	25,568

Total assets		1,447,759,223

Liabilities

Collateral held for securities on loan		43,878,380
Payables:
Investments bought		52,698
Investment adviser and administrator fees		14,143
Shareholder service fees		2,507
Fund shares redeemed		497,258
Accrued expenses	+	116,879

Total liabilities		44,561,865

Net Assets

Total assets		1,447,759,223
Total liabilities	−	44,561,865

Net assets		$1,403,197,358

Net Assets by Source
Capital received from investors		1,215,847,677
Net investment income not yet distributed		7,652,599
Net realized capital losses		(30,052,152)
Net unrealized capital gains		209,749,234

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,403,197,358		88,088,527		$15.93

50 See financial notes

 Schwab International Index Fund

Statement of
Operations
For November 1, 2011 through April 30, 2012; unaudited

Investment Income

Dividends (net of foreign withholding taxes of $2,010,321)		$26,281,974
Interest		521
Securities on loan	+	486,525

Total investment income		26,769,020

Expenses

Investment adviser and administrator fees		1,019,738
Shareholder service fees		133,578
Custodian fees		110,964
Index fee		55,300
Transfer agent fees		41,313
Shareholder reports		40,813
Portfolio accounting fees		40,622
Professional fees		25,800
Registration fees		23,212
Interest expense		8,594
Trustees’ fees		7,603
Other expenses	+	20,750

Total expenses		1,528,287
Expense reduction by CSIM and its affiliates	−	228,025

Net expenses	−	1,300,262

Net investment income		25,468,758

Realized and Unrealized Gains (Losses)

Net realized gains on investments		56,538,095
Net realized losses on foreign currency transactions	+	(141,056)

Net realized gains		56,397,039
Net unrealized losses on investments		(32,347,453)
Net unrealized gains on foreign currency translations	+	229,099

Net unrealized losses	+	(32,118,354)

Net realized and unrealized gains		24,278,685

Increase in net assets resulting from operations		$49,747,443

See financial notes 51

 Schwab International Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

11/1/11-4/30/12			11/1/10-10/31/11
Net investment income		$25,468,758	$48,709,948
Net realized gains		56,397,039	35,464,233
Net unrealized losses	+	(32,118,354)	(151,198,441)

Increase (Decrease) in net assets from operations		49,747,443	(67,024,260)

Distributions to Shareholders

Distributions from net investment income		($51,830,156)	($40,811,469)

Transactions in Fund Shares

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,397,096	$128,453,326	15,538,810	$265,131,011
Shares reinvested		3,211,483	47,080,346	2,149,594	36,392,628
Shares redeemed	+	(9,366,058)	(145,392,438)	(16,818,082)	(289,204,022)

Net transactions in fund shares		2,242,521	$30,141,234	870,322	$12,319,617

Shares Outstanding and Net Assets

		11/1/11-4/30/12		11/1/10-10/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		85,846,006	$1,375,138,837	84,975,684	$1,470,654,949
Total increase or decrease	+	2,242,521	28,058,521	870,322	(95,516,112)

End of period		88,088,527	$1,403,197,358	85,846,006	$1,375,138,837

Net investment income not yet distributed			$7,652,599		$34,013,997

52 See financial notes

 Schwab Equity Index Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the “trusts”), are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trusts as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)	Schwab Target 2030 Fund
Schwab S&P 500 Index Fund	Schwab Target 2035 Fund
Schwab Small-Cap Index Fund	Schwab Target 2040 Fund
Schwab Total Stock Market Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab International Index Fund	Schwab Fundamental US Small-Mid Company Index Fund
Schwab MarketTrack All Equity Portfolio	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Growth Portfolio	Schwab Fundamental International Small-Mid Company Index Fund
Schwab MarketTrack Balanced Portfolio	Schwab Fundamental Emerging Markets Index Fund
Schwab MarketTrack Conservative Portfolio	Schwab Monthly Income Fund – Moderate Payout
Laudus Small-Cap MarketMasters Fund	Schwab Monthly Income Fund – Enhanced Payout
Laudus International MarketMasters Fund	Schwab Monthly Income Fund – Maximum Payout
Schwab Balanced Fund
Schwab Premier Equity Fund	Schwab Investments (organized October 26, 1990)
Schwab Core Equity Fund	Schwab 1000 Index Fund
Schwab Dividend Equity Fund	Schwab Short-Term Bond Market Fund
Schwab Large-Cap Growth Fund	Schwab Premier Income Fund
Schwab Small-Cap Equity Fund	Schwab Total Bond Market Fund
Schwab Hedged Equity Fund	Schwab GNMA Fund
Schwab Financial Services Fund	Schwab Treasury Inflation Protected Securities Fund
Schwab Health Care Fund	(formerly Schwab Inflation Protected Fund)
Schwab International Core Equity Fund	Schwab Tax-Free Bond Fund
Schwab Target 2010 Fund	Schwab California Tax-Free Bond Fund
Schwab Target 2015 Fund	Schwab Global Real Estate Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 10) at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the funds. Each share has a par value of 1/1,000 of a cent, and the Board of Trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended, when a security’s primary pricing source is unable or unwilling to provide a price, or when a security’s primary trading market is closed during regular market hours. Each fund makes fair

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	International fair valuation: The Board of Trustees has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Futures and forward foreign currency exchange contracts: valued at their settlement prices as of the close of their exchanges (for futures) or at a value based on that day’s exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted prices for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.

The levels associated with valuing the funds’ investments for the period ended April 30, 2012 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses until the contract is closed, at which time the gains or losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

Forward Foreign Currency Exchange Contracts: “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. The value of the forward foreign currency exchange contracts are accounted for as unrealized gains or losses until the contracts settle, at which time the gains or losses are realized.

Securities Lending: Under the Securities Lending Program, a fund (the “lender”) may make short-term loans of its securities to another party (the “borrower”) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. The initial collateral received by a fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan and is marked to market daily. The cash collateral of securities loaned is invested in money market portfolios registered under Rule 2a-7 of the 1940 Act. Securities lending income, as disclosed in a fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent which are subject to adjustments pursuant to the securities lending agreement.

If applicable, the value of the securities on loan as of April 30, 2012 and the value of the related collateral are disclosed in the complete Portfolio Holdings and the Statement of Assets and Liabilities.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly. A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year.

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank, under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Foreign Taxes:

The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges, capital gains on investments on currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2012, if any, are reflected in the funds’ Statement of Assets and Liabilities.

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(k) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(l) New Accounting Pronouncements:

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Updates (“ASU”) related to accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new and existing transfers that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, the FASB issued an update to requirements relating to “Fair Value Measurement which represents amendments to achieve common fair value measurement and disclosure requirements in US GAAP and IFRS.” The amendments include (i) those that clarify the FASB’s intent about the application of existing fair value measurement and disclosure requirements and (ii) those that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The amendments that change a particular principle or requirement for measuring fair value or disclosing information about fair value measurements relate to (i) measuring the fair value of the financial instruments that are managed within a portfolio; (ii) application of premium and discount in a fair value measurement; and (iii) additional disclosures about fair value measurements. The update is effective for annual periods beginning after December 15, 2011 with early adoption prohibited.

At this time, management is evaluating the implications of these changes and their impact on the financial statements.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in a fund will fluctuate, which means that you could lose money.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

As an index fund, each fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error”. Tracking error can be caused by many factors and it may be significant. For example, a fund may not invest in certain securities in the benchmark Index, or match the securities’ weightings to the benchmark, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error.

Each fund invests in companies measured by its respective Index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, the fund’s performance may be below that of the Index.

Certain funds do not fully replicate their benchmark index and may hold securities not included in the index. As a result, such funds are subject to the risk that the investment adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. A fund utilizing a sampling approach, may not track the return of the index as well as it would if the fund purchases all of the securities in the benchmark index.

To the extent that a fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.

Historically, small-cap stocks have been riskier than large- and mid-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — bonds or large-cap stocks, for instance — a fund’s small-cap holdings could reduce performance.

Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more volatile than those of large-cap companies because mid-cap companies tend to be more susceptible to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments — bonds, for instance — a fund’s large- and mid-cap holdings could reduce performance.

A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the fund’s assets, the fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.

The funds may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are futures, options on futures. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day.

A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gain. These risks could cause a fund to lose more than the principal amount invested.

A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.

Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and each trust.

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

For its advisory and administrative services to the Schwab 1000 Index Fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:

Schwab
1000
% of Average Daily Net Assets	Index Fund

First $500 million	0.30%
$500 million to $5 billion	0.22%
$5 billion to $10 billion	0.20%
Over $10 billion	0.18%

For its advisory and administrative services to the following funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

Schwab
Schwab	Schwab	Total Stock	Schwab
S&P 500	Small-Cap	Market	International
Index Fund	Index Fund	Index Fund	Index Fund

0.06%	0.15%	0.06%	0.15%

The Board of Trustees has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described in the table below regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

			Schwab
Schwab	Schwab	Schwab	Total Stock	Schwab
S&P 500	1000	Small-Cap	Market	International
Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

0.02%	0.10%	0.02%	0.02%	0.02%

Although these agreements specify certain fees for these services, CSIM and Schwab have made an additional agreement (“expense limitation”) with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the funds’ Board of Trustees, to limit the total annual fund operating expenses, excluding interest, taxes and certain non-routine expenses. The expense limitation as a percentage of average daily net assets is as follows:

			Schwab
Schwab	Schwab	Schwab	Total Stock	Schwab
S&P 500	1000	Small-Cap	Market	International
Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

0.09%	0.29%	0.17%	0.09%	0.19%

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corporation shares owned by the Schwab Equity Index Funds during the report period:

	Balance			Balance		Realized	Dividends
	of Shares			of Shares	Market	Gains (Losses)	Received
	Held at	Gross	Gross	Held at	Value at	11/01/11	11/01/11
Fund	10/31/11	Additions	Sales	04/30/12	04/30/12	to 04/30/12	to 04/30/12

Schwab S&P 500 Index Fund	1,009,981	75,700	—	1,085,681	$15,525,238	$—	$121,198
Schwab 1000 Index Fund	351,965	15,100	—	367,065	5,249,030	—	42,236
Schwab Total Stock Market Index Fund	126,026	5,500	—	131,526	1,880,822	—	15,123

Certain Schwab Funds may own shares of other Schwab Funds. The table below reflects the percentages of each fund shares in this report owned by other Schwab Funds as of April 30, 2012.

				Schwab
	Schwab	Schwab	Schwab	Total Stock	Schwab
	S&P 500	1000	Small-Cap	Market	International
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Schwab MarketTrack Portfolios:
Schwab All Equity Portfolio	1.8%	—%	7.4%	—%	10.3%
Schwab Growth Portfolio	2.3%	—%	8.3%	—%	9.6%
Schwab Balanced Portfolio	1.1%	—%	4.0%	—%	4.6%
Schwab Conservative Portfolio	0.3%	—%	1.2%	—%	1.3%
Schwab Annuity Portfolios:
Schwab Growth Portfolio II	0.1%	0.1%	0.4%	—%	0.4%
Schwab Target Funds:
Schwab Target 2010 Fund	0.0% *	—%	—%	—%	—%
Schwab Target 2015 Fund	0.0% *	—%	—%	—%	—%
Schwab Target 2020 Fund	0.2%	—%	—%	—%	—%
Schwab Target 2025 Fund	0.1%	—%	—%	—%	—%
Schwab Target 2030 Fund	0.3%	—%	—%	—%	—%
Schwab Target 2035 Fund	0.1%	—%	—%	—%	—%
Schwab Target 2040 Fund	0.4%	—%	—%	—%	—%

*	Less than 0.05%

The funds may also let a related party own shares of the funds. As of April 30, 2012, the shares owned by Schwab Charitable Giving Trust (an affiliate of Schwab) as a percentage of the total shares of the Schwab S&P 500 Index Fund and the Schwab Small Cap Index Fund were 0.9% and 2.0%, respectively.

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended April 30, 2012, the funds had no direct security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

5. Transfer Agent Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for each fund.

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. The trusts did not pay any of these interested persons for their services as trustees, but they did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:

Certain funds entered into equity index futures contracts (“futures”) during the report period. The funds invested in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The fair value and due to brokers for futures contracts held at April 30, 2012 and the realized/unrealized gains (losses) on futures contracts held during the period ended April 30, 2012 are presented on the face of the Portfolio Holdings, Statement of Assets and Liabilities and Statement of Operations, respectively. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the monthly average contract values of futures contracts held by the funds and the monthly average number of contracts were as follows:

	Contract Values	Number of Contracts

Schwab S&P 500 Index Fund	$175,375,500	2,650
Schwab 1000 Index Fund	15,615,325	231
Schwab Small-Cap Index Fund	15,397,500	191
Schwab Total Stock Market Index Fund	16,756,983	233
Schwab International Index Fund	—	—

9. Purchases and Sales/Maturities of Investment Securities:

For the period ended April 30, 2012, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab S&P 500 Index Fund	$337,828,215	$50,646,655
Schwab 1000 Index Fund	145,503,586	288,492,947
Schwab Small-Cap Index Fund	478,495,151	470,291,161
Schwab Total Stock Market Index Fund	71,745,544	8,351,870
Schwab International Index Fund	341,454,672	342,779,262

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

10. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds in the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(11/1/11-4/30/12)	(11/1/10-10/31/11)

Schwab S&P 500 Index Fund	$108,802	$176,039
Schwab 1000 Index Fund	12,785	35,850
Schwab Small-Cap Index Fund	9,023	25,087
Schwab Total Stock Market Index Fund	134,720	108,924
Schwab International Index Fund	4,952	16,287

11. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains, for federal income tax purposes. As of October 31, 2011, the following funds had capital loss carryforwards available to offset future net capital gains before the expiration dates:

				Schwab
	Schwab	Schwab	Schwab	Total Stock	Schwab
	S&P 500	1000	Small-Cap	Market	International
Expiration Date	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

October 31, 2012	$—	$—	$—	$—	$8,278,017
October 31, 2013	139,485,541	—	—	—	—
October 31, 2014	109,256,533	—	—	—	—
October 31, 2015	89,645,092	—	—	—	—
October 31, 2016	77,879,594	—	—	14,465,482	3,212,061
October 31, 2017	20,049,252	—	—	4,871,496	65,689,066

Total	$436,316,012	$—	$—	$19,336,978	$77,179,144

For the year ended October 31, 2011, the funds had capital losses utilized and capital losses expired as follows:

				Schwab
	Schwab	Schwab	Schwab	Total Stock	Schwab
	S&P 500	1000	Small-Cap	Market	International
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Capital losses utilized	$140,361,861	$—	$—	$7,425,338	$36,473,979
Capital losses expired	—	—	—	—	2,542,199

As of October 31, 2011, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2011, the funds did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by the President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

11. Federal Income Taxes (continued):

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010. The funds have adopted the noted provisions of the Act for the period ending April 30, 2012.

12. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Capital Trust and Schwab Investments which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 92 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	75	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	75	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	75	Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Ditech Networks Corporation (1997 – Jan. 2012)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Capital Trust since 2011.)	Private Investor.	75	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Capital Trust since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	75	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	75	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	75	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	75	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	92	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer (Dec. 2010 – present) and Chief Investment Officer (Dec. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Capital Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies, State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 2011.)	Senior Vice President, Charles Schwab & Co., Inc., (Sept. 2011 – present); Senior Vice President, Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary, Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

Russell 1000 Index An index that measures the performance of the large-cap segment of the U.S. equity universe.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

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Item 6: Schedule of Investments.

 Schwab 1000 Index Fund

Portfolio Holdings as of April 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.8%		Common Stock	2,021,522,422	4,912,758,546
0.1%		Other Investment Company	4,249,266	4,249,266
0.0%		Short-Term Investment	1,999,805	1,999,805

99.9%		Total Investments	2,027,771,493	4,919,007,617
0.5%		Collateral Invested for Securities on Loan	22,423,968	22,423,968
(0	.4)%	Other Assets and Liabilities, Net		(19,314,242)

100.0%		Net Assets		4,922,117,343

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Automobiles & Components 0.9%
Autoliv, Inc.	30,400	1,907,296
BorgWarner, Inc. *	37,298	2,948,034
Dana Holding Corp.	50,100	732,462
Ford Motor Co.	1,292,187	14,575,869
General Motors Co. *	212,800	4,894,400
Gentex Corp.	48,772	1,071,521
Harley-Davidson, Inc.	78,992	4,133,651
Johnson Controls, Inc.	231,354	7,396,388
Lear Corp.	34,800	1,444,200
Tesla Motors, Inc. (b)*	16,000	530,080
The Goodyear Tire & Rubber Co. *	83,100	912,438
TRW Automotive Holdings Corp. *	35,300	1,613,563
Visteon Corp. *	17,500	877,975

		43,037,877

Banks 3.0%
Associated Banc-Corp.	59,048	787,110
Bank of Hawaii Corp.	15,832	774,026
BankUnited, Inc.	16,900	415,740
BB&T Corp.	237,000	7,593,480
BOK Financial Corp.	8,900	507,567
CIT Group, Inc. *	68,200	2,581,370
City National Corp.	15,532	827,234
Comerica, Inc.	67,528	2,162,247
Commerce Bancshares, Inc.	26,927	1,079,773
Cullen/Frost Bankers, Inc.	20,800	1,226,368
East West Bancorp, Inc.	50,400	1,147,608
Fifth Third Bancorp	312,784	4,450,916
First Horizon National Corp.	87,376	802,112
First Niagara Financial Group, Inc.	118,300	1,057,602
First Republic Bank *	20,200	667,206
Hancock Holding Co.	28,800	926,784
Hudson City Bancorp, Inc.	178,640	1,261,198
Huntington Bancshares, Inc.	293,798	1,965,509
KeyCorp	324,014	2,605,073
M&T Bank Corp.	42,743	3,687,439
New York Community Bancorp, Inc.	149,882	2,021,908
People’s United Financial, Inc.	121,993	1,505,394
PNC Financial Services Group, Inc.	178,934	11,866,903
Prosperity Bancshares, Inc.	15,900	741,735
Regions Financial Corp.	481,506	3,245,350
Signature Bank *	15,700	1,031,333
SunTrust Banks, Inc.	182,593	4,433,358
SVB Financial Group *	14,900	954,941
TFS Financial Corp. *	27,300	268,359
U.S. Bancorp	648,905	20,875,274
Valley National Bancorp	63,869	804,749
Wells Fargo & Co.	1,796,996	60,073,576
Zions Bancorp	63,198	1,288,607

		145,637,849

Capital Goods 8.4%
3M Co.	238,354	21,299,313
Acuity Brands, Inc.	14,300	794,651
AECOM Technology Corp. *	39,200	865,144
AGCO Corp. *	33,000	1,536,810
Air Lease Corp. *	10,800	254,016
Alliant Techsystems, Inc.	11,238	598,985
AMETEK, Inc.	54,470	2,741,475
Armstrong World Industries, Inc.	7,100	312,684
BE Aerospace, Inc. *	35,100	1,650,753
Carlisle Cos., Inc.	20,736	1,141,724
Caterpillar, Inc.	219,896	22,598,712
Chicago Bridge & Iron Co., N.V., NY Shares	33,700	1,496,954
CLARCOR, Inc.	17,100	821,142
Colfax Corp. *	12,500	423,625
Cooper Industries plc	53,800	3,366,266
Crane Co.	16,384	723,026
Cummins, Inc.	65,592	7,597,521
Danaher Corp.	193,740	10,504,583
Deere & Co.	140,746	11,591,841
Donaldson Co., Inc.	50,600	1,753,796
Dover Corp.	63,037	3,949,898
Eaton Corp.	113,618	5,474,115
Emerson Electric Co.	250,228	13,146,979
Fastenal Co.	100,400	4,700,728
Flowserve Corp.	18,941	2,176,889
Fluor Corp.	57,658	3,329,750
Fortune Brands Home & Security, Inc. *	52,900	1,202,946
Foster Wheeler AG *	39,800	915,400
Gardner Denver, Inc.	17,100	1,113,894
GATX Corp.	15,800	677,346
Generac Holdings, Inc. *	8,700	209,496
General Dynamics Corp.	121,044	8,170,470
General Electric Co.	3,589,902	70,290,281

See financial notes 7

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Goodrich Corp.	42,598	5,344,345
Graco, Inc.	20,294	1,081,873
GrafTech International Ltd. *	43,500	510,690
HEICO Corp.	15,125	609,840
Hexcel Corp. *	33,500	917,230
Honeywell International, Inc.	262,999	15,953,519
Hubbell, Inc., Class B	20,032	1,607,368
IDEX Corp.	28,406	1,230,264
Illinois Tool Works, Inc.	164,304	9,427,764
Ingersoll-Rand plc	106,200	4,515,624
Jacobs Engineering Group, Inc. *	44,056	1,930,975
Joy Global, Inc.	35,708	2,527,055
KBR, Inc.	50,600	1,713,316
Kennametal, Inc.	26,698	1,127,457
L-3 Communications Holdings, Inc.	33,974	2,498,448
Lincoln Electric Holdings, Inc.	29,000	1,421,290
Lockheed Martin Corp.	90,264	8,172,503
Masco Corp.	121,636	1,603,163
Moog, Inc., Class A *	15,400	650,958
MSC Industrial Direct Co., Inc., Class A	15,558	1,146,780
Navistar International Corp. *	24,700	838,565
Nordson Corp.	20,300	1,094,170
Northrop Grumman Corp.	89,032	5,633,945
Oshkosh Corp. *	31,100	710,013
Owens Corning *	41,100	1,411,785
PACCAR, Inc.	121,789	5,232,055
Pall Corp.	39,133	2,332,718
Parker Hannifin Corp.	51,353	4,503,145
Pentair, Inc.	33,500	1,451,890
Polypore International, Inc. (b)*	13,600	507,960
Precision Castparts Corp.	49,001	8,642,306
Quanta Services, Inc. *	72,100	1,594,852
Raytheon Co.	117,690	6,371,737
Regal-Beloit Corp.	14,400	974,016
Robbins & Myers, Inc.	15,600	759,876
Rockwell Automation, Inc.	48,249	3,731,578
Rockwell Collins, Inc.	51,453	2,875,708
Roper Industries, Inc.	32,591	3,321,023
RSC Holdings, Inc. *	23,600	559,792
Sauer-Danfoss, Inc.	4,000	173,240
Seaboard Corp. *	105	208,994
Sensata Technologies Holding N.V. *	29,300	930,568
Snap-on, Inc.	19,750	1,235,165
Spirit AeroSystems Holdings, Inc., Class A *	37,400	935,000
SPX Corp.	17,314	1,329,369
Stanley Black & Decker, Inc.	57,741	4,224,332
Teledyne Technologies, Inc. *	12,600	814,212
Terex Corp. *	37,282	844,064
Textron, Inc.	94,538	2,518,492
The Babcock & Wilcox Co. *	39,500	971,700
The Boeing Co.	252,689	19,406,515
The Timken Co.	28,594	1,615,847
Thomas & Betts Corp. *	17,729	1,274,892
TransDigm Group, Inc. *	13,400	1,690,008
Trinity Industries, Inc.	26,900	796,240
Triumph Group, Inc.	14,700	923,454
Tyco International Ltd.	157,100	8,818,023
United Rentals, Inc. (b)*	21,300	994,284
United Technologies Corp.	308,103	25,153,529
URS Corp.	27,500	1,136,025
Valmont Industries, Inc.	7,600	941,868
W.W. Grainger, Inc.	20,576	4,276,104
WABCO Holdings, Inc. *	22,100	1,392,963
Wabtec Corp.	16,300	1,267,814
Watsco, Inc.	9,700	697,915
WESCO International, Inc. *	14,400	956,016
Woodward, Inc.	19,950	829,721
Xylem, Inc.	62,800	1,750,864

		412,076,027

Commercial & Professional Supplies 0.7%
Avery Dennison Corp.	35,760	1,143,605
Cintas Corp.	37,510	1,469,267
Clean Harbors, Inc. *	16,200	1,105,488
Copart, Inc. *	36,074	952,714
Corrections Corp. of America *	33,800	976,482
Equifax, Inc.	41,200	1,887,784
IHS, Inc., Class A *	16,400	1,657,548
Iron Mountain, Inc.	63,087	1,915,952
Manpower, Inc.	27,791	1,183,897
Nielsen Holdings N.V. *	29,300	856,146
Pitney Bowes, Inc. (b)	67,841	1,162,116
R.R. Donnelley & Sons Co. (b)	63,819	798,376
Republic Services, Inc.	107,081	2,930,807
Robert Half International, Inc.	48,591	1,448,012
Rollins, Inc.	21,900	465,375
Stericycle, Inc. *	28,898	2,502,567
The Dun & Bradstreet Corp.	16,525	1,285,314
Towers Watson & Co., Class A	17,500	1,144,500
Verisk Analytics, Inc., Class A *	47,800	2,339,810
Waste Connections, Inc.	37,900	1,221,517
Waste Management, Inc.	156,577	5,354,933

		33,802,210

Consumer Durables & Apparel 1.3%
Carter’s, Inc. *	17,300	939,390
Coach, Inc.	99,230	7,259,667
D.R. Horton, Inc.	94,597	1,546,661
Deckers Outdoor Corp. *	13,100	668,231
Fossil, Inc. *	17,900	2,338,993
Garmin Ltd.	38,286	1,804,419
Hanesbrands, Inc. *	33,000	931,260
Harman International Industries, Inc.	23,797	1,179,855
Hasbro, Inc.	40,125	1,474,193
Jarden Corp.	26,400	1,106,952
Leggett & Platt, Inc.	46,944	1,021,971
Lennar Corp., Class A	54,675	1,516,685
Mattel, Inc.	115,197	3,870,619
Mohawk Industries, Inc. *	19,439	1,302,802
Newell Rubbermaid, Inc.	98,426	1,791,353
NIKE, Inc., Class B	126,128	14,109,939
NVR, Inc. *	1,698	1,331,130
Polaris Industries, Inc.	23,300	1,850,952
PulteGroup, Inc. *	114,499	1,126,670
PVH Corp.	23,000	2,042,400
Ralph Lauren Corp.	21,895	3,771,852
Tempur-Pedic International, Inc. *	22,400	1,318,016
The Warnaco Group, Inc. *	13,800	730,848

8 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Toll Brothers, Inc. *	50,000	1,270,000
Tupperware Brands Corp.	19,500	1,214,655
Under Armour, Inc., Class A *	12,500	1,224,125
VF Corp.	29,682	4,513,148
Whirlpool Corp.	26,115	1,671,882

		64,928,668

Consumer Services 2.2%
Apollo Group, Inc., Class A *	39,471	1,390,169
Brinker International, Inc.	27,400	862,278
Carnival Corp.	153,860	4,998,911
Chipotle Mexican Grill, Inc. *	10,600	4,389,990
Choice Hotels International, Inc.	9,500	357,390
Darden Restaurants, Inc.	44,865	2,246,839
DeVry, Inc.	20,600	662,290
Dunkin’ Brands Group, Inc.	15,100	488,787
Education Management Corp. (b)*	8,700	107,880
H&R Block, Inc.	99,598	1,464,091
Hyatt Hotels Corp., Class A *	20,200	869,206
International Game Technology	100,926	1,572,427
Las Vegas Sands Corp.	137,063	7,605,626
LIFE TIME FITNESS, Inc. *	14,400	670,464
Marriott International, Inc., Class A	91,175	3,564,031
McDonald’s Corp.	347,936	33,906,363
MGM Resorts International *	121,387	1,629,013
Panera Bread Co., Class A *	10,100	1,594,992
Penn National Gaming, Inc. *	22,660	1,019,247
Royal Caribbean Cruises Ltd.	48,091	1,316,251
Service Corp. International	77,500	897,450
Six Flags Entertainment Corp.	18,700	895,917
Sotheby’s	23,000	904,360
Starbucks Corp.	253,427	14,541,641
Starwood Hotels & Resorts Worldwide, Inc.	65,342	3,868,246
The Wendy’s Co.	100,600	489,922
Weight Watchers International, Inc. (b)	9,029	685,843
Wyndham Worldwide Corp.	49,717	2,502,754
Wynn Resorts Ltd.	27,042	3,607,403
Yum! Brands, Inc.	156,576	11,387,772

		110,497,553

Diversified Financials 5.6%
Affiliated Managers Group, Inc. *	18,159	2,063,226
American Capital Ltd. *	115,500	1,146,915
American Express Co.	345,777	20,819,233
Ameriprise Financial, Inc.	76,957	4,171,839
Ares Capital Corp.	69,800	1,119,592
Bank of America Corp.	3,646,541	29,573,448
BlackRock, Inc.	33,965	6,507,015
Capital One Financial Corp.	187,353	10,394,344
CBOE Holdings, Inc.	30,600	809,064
Citigroup, Inc.	997,956	32,972,466
CME Group, Inc.	22,576	6,001,152
Credit Acceptance Corp. *	1,700	159,851
Discover Financial Services	186,924	6,336,724
E*TRADE Financial Corp. *	86,290	917,263
Eaton Vance Corp.	39,084	1,027,909
Franklin Resources, Inc.	49,486	6,210,988
IntercontinentalExchange, Inc. *	24,689	3,284,625
Invesco Ltd.	153,390	3,810,208
Jefferies Group, Inc.	49,552	789,363
JPMorgan Chase & Co.	1,300,878	55,911,736
Lazard Ltd., Class A	40,900	1,125,159
Legg Mason, Inc.	42,314	1,103,126
Leucadia National Corp.	67,764	1,684,613
LPL Investment Holdings, Inc. *	13,900	498,871
Moody’s Corp.	66,426	2,720,145
Morgan Stanley	519,148	8,970,877
MSCI, Inc., Class A *	40,550	1,483,725
Northern Trust Corp.	81,976	3,901,238
NYSE Euronext	89,100	2,294,325
Raymond James Financial, Inc.	34,749	1,272,508
SEI Investments Co.	50,748	1,024,602
SLM Corp.	173,024	2,565,946
State Street Corp.	167,250	7,730,295
Stifel Financial Corp. *	15,000	546,300
T. Rowe Price Group, Inc.	85,950	5,424,734
TD Ameritrade Holding Corp.	84,031	1,578,942
The Bank of New York Mellon Corp.	412,296	9,750,800
The Charles Schwab Corp. (a)	367,065	5,249,030
The Goldman Sachs Group, Inc.	168,632	19,417,975
The NASDAQ OMX Group, Inc. *	43,337	1,064,790
Waddell & Reed Financial, Inc., Class A	29,000	927,420

		274,362,382

Energy 10.9%
Alpha Natural Resources, Inc. *	74,713	1,205,121
Anadarko Petroleum Corp.	169,348	12,397,967
Apache Corp.	130,600	12,529,764
Apco Oil & Gas International, Inc. (b)	3,100	130,045
Arch Coal, Inc.	72,000	702,720
Atwood Oceanics, Inc. *	18,900	837,837
Baker Hughes, Inc.	148,406	6,546,189
Berry Petroleum Co., Class A	15,500	706,025
Cabot Oil & Gas Corp.	55,548	1,951,957
Cameron International Corp. *	83,400	4,274,250
CARBO Ceramics, Inc. (b)	6,700	563,403
Chesapeake Energy Corp.	224,197	4,134,193
Chevron Corp.	677,137	72,155,719
Cimarex Energy Co.	29,115	2,012,138
Cobalt International Energy, Inc. *	45,300	1,212,228
Concho Resources, Inc. *	35,500	3,804,890
ConocoPhillips	443,866	31,794,122
CONSOL Energy, Inc.	77,098	2,562,737
Continental Resources, Inc. *	19,000	1,695,750
Core Laboratories N.V. (b)	15,900	2,177,982
CVR Energy, Inc. *	29,400	892,584
Denbury Resources, Inc. *	135,108	2,572,456
Devon Energy Corp.	137,382	9,596,133
Diamond Offshore Drilling, Inc.	23,629	1,619,768
Dresser-Rand Group, Inc. *	25,600	1,246,208
Dril-Quip, Inc. *	11,500	774,985
El Paso Corp.	262,281	7,781,877
Energen Corp.	24,496	1,283,100
Energy XXI (Bermuda) Ltd. *	26,000	979,680
EOG Resources, Inc.	91,452	10,042,344
EQT Corp.	50,800	2,530,856

See financial notes 9

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Exxon Mobil Corp.	1,611,863	139,168,251
FMC Technologies, Inc. *	81,068	3,810,196
Halliburton Co.	312,888	10,707,027
Helmerich & Payne, Inc.	36,392	1,870,185
Hess Corp.	101,323	5,282,981
HollyFrontier Corp.	70,700	2,178,974
Key Energy Services, Inc. *	51,300	649,458
Kinder Morgan, Inc. (b)	33,700	1,209,830
Lufkin Industries, Inc.	10,400	799,136
Marathon Oil Corp.	239,296	7,020,945
Marathon Petroleum Corp.	121,200	5,043,132
McDermott International, Inc. *	78,212	883,796
McMoRan Exploration Co. (b)*	37,900	333,520
Murphy Oil Corp.	65,844	3,619,445
Nabors Industries Ltd. *	97,788	1,628,170
National Oilwell Varco, Inc.	144,126	10,918,986
Newfield Exploration Co. *	45,066	1,617,869
Noble Corp. *	85,800	3,265,548
Noble Energy, Inc.	59,661	5,925,530
Oasis Petroleum, Inc. *	20,100	664,707
Occidental Petroleum Corp.	276,016	25,178,179
Oceaneering International, Inc.	36,800	1,899,984
Oil States International, Inc. *	17,400	1,384,692
Patterson-UTI Energy, Inc.	52,521	849,265
Peabody Energy Corp.	92,121	2,865,884
Pioneer Natural Resources Co.	41,611	4,819,386
Plains Exploration & Production Co. *	47,957	1,959,043
QEP Resources, Inc.	60,200	1,854,762
Range Resources Corp.	53,228	3,548,178
Rosetta Resources, Inc. *	18,000	904,860
Rowan Cos., Inc. *	42,483	1,466,938
RPC, Inc. (b)	21,900	226,446
SandRidge Energy, Inc. *	140,134	1,119,671
Schlumberger Ltd.	456,347	33,833,567
SEACOR Holdings, Inc. *	7,500	696,975
SM Energy Co.	21,713	1,435,446
Southwestern Energy Co. *	118,088	3,729,219
Spectra Energy Corp.	221,121	6,797,260
Sunoco, Inc.	36,300	1,789,227
Superior Energy Services, Inc. *	53,947	1,452,253
Tesoro Corp. *	48,412	1,125,579
The Williams Cos., Inc.	200,421	6,820,327
Tidewater, Inc.	17,668	972,270
Transocean Ltd.	124,200	6,258,438
Ultra Petroleum Corp. *	51,912	1,025,781
Unit Corp. *	14,100	595,725
Valero Energy Corp.	190,320	4,700,904
Weatherford International Ltd. *	257,900	3,680,233
Whiting Petroleum Corp. *	39,800	2,276,560
World Fuel Services Corp.	24,500	1,079,470
WPX Energy, Inc. *	66,800	1,173,676

		536,832,912

Food & Staples Retailing 2.0%
Casey’s General Stores, Inc.	12,900	726,915
Costco Wholesale Corp.	147,359	12,992,643
CVS Caremark Corp.	442,611	19,749,303
Harris Teeter Supermarkets, Inc.	16,800	637,896
PriceSmart, Inc.	6,200	511,748
Safeway, Inc. (b)	95,597	1,943,487
Sysco Corp.	200,630	5,798,207
The Fresh Market, Inc. *	9,500	486,115
The Kroger Co.	203,013	4,724,112
United Natural Foods, Inc. *	16,600	818,214
Wal-Mart Stores, Inc.	593,927	34,988,240
Walgreen Co.	302,369	10,601,057
Whole Foods Market, Inc.	54,316	4,512,030

		98,489,967

Food, Beverage & Tobacco 5.8%
Altria Group, Inc.	699,305	22,524,614
Archer-Daniels-Midland Co.	226,805	6,992,398
Beam, Inc.	52,828	2,999,574
Brown-Forman Corp., Class B	34,320	2,963,532
Bunge Ltd.	49,492	3,192,234
Campbell Soup Co. (b)	60,958	2,062,209
Coca-Cola Enterprises, Inc.	106,072	3,194,889
ConAgra Foods, Inc.	140,897	3,637,960
Constellation Brands, Inc., Class A *	59,232	1,279,411
Corn Products International, Inc.	25,800	1,472,148
Dr Pepper Snapple Group, Inc.	72,920	2,959,093
Flowers Foods, Inc.	37,950	814,027
General Mills, Inc.	218,800	8,509,132
Green Mountain Coffee Roasters, Inc. *	44,200	2,154,750
H.J. Heinz Co.	108,878	5,804,286
Hormel Foods Corp.	46,894	1,362,740
Kellogg Co.	84,231	4,259,562
Kraft Foods, Inc., Class A	600,764	23,952,461
Lorillard, Inc.	45,900	6,209,811
McCormick & Co., Inc. - Non Voting Shares	44,954	2,513,378
Mead Johnson Nutrition Co.	69,200	5,920,752
Molson Coors Brewing Co., Class B	53,572	2,227,524
Monster Beverage Corp. *	51,600	3,351,936
PepsiCo, Inc.	531,585	35,084,610
Philip Morris International, Inc.	590,665	52,870,424
Ralcorp Holdings, Inc. *	19,100	1,390,671
Reynolds American, Inc.	114,968	4,694,143
Sara Lee Corp.	200,872	4,427,219
Smithfield Foods, Inc. *	55,535	1,164,014
The Coca-Cola Co.	772,274	58,939,952
The Hershey Co.	52,064	3,488,809
The JM Smucker Co.	38,701	3,081,761
TreeHouse Foods, Inc. *	12,200	701,622
Tyson Foods, Inc., Class A	99,359	1,813,302

		288,014,948

Health Care Equipment & Services 3.9%
Accretive Health, Inc. (b)*	12,700	127,762
Aetna, Inc.	123,177	5,424,715
Allscripts Healthcare Solutions, Inc. *	64,100	710,228
AMERIGROUP Corp. *	16,300	1,006,688
AmerisourceBergen Corp.	87,820	3,267,782
athenahealth, Inc. *	12,000	869,400
Baxter International, Inc.	191,725	10,623,482
Becton, Dickinson & Co.	73,065	5,731,949

10 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Boston Scientific Corp. *	503,807	3,153,832
Brookdale Senior Living, Inc. *	34,900	663,449
C.R. Bard, Inc.	29,200	2,889,632
Cardinal Health, Inc.	117,510	4,967,148
CareFusion Corp. *	76,400	1,979,524
Catalyst Health Solutions, Inc. *	17,000	1,468,290
Centene Corp. *	17,100	676,989
Cerner Corp. *	49,252	3,993,845
Cigna Corp.	97,054	4,486,806
Coventry Health Care, Inc.	48,362	1,450,376
Covidien plc	164,000	9,057,720
DaVita, Inc. *	31,825	2,819,058
DENTSPLY International, Inc.	48,100	1,974,986
Edwards Lifesciences Corp. *	38,792	3,218,572
Express Scripts Holding Co. *	272,089	15,179,845
Gen-Probe, Inc. *	15,470	1,261,579
HCA Holdings, Inc.	53,400	1,437,528
Health Net, Inc. *	28,200	1,004,202
Henry Schein, Inc. *	30,719	2,357,376
HMS Holdings Corp. *	28,900	695,334
Hologic, Inc. *	89,470	1,710,666
Humana, Inc.	55,591	4,485,082
IDEXX Laboratories, Inc. *	19,098	1,679,287
Intuitive Surgical, Inc. *	13,265	7,669,823
Laboratory Corp. of America Holdings *	33,722	2,963,827
Lincare Holdings, Inc.	31,075	758,230
McKesson Corp.	83,547	7,637,031
MEDNAX, Inc. *	16,654	1,169,777
Medtronic, Inc.	358,868	13,708,758
Omnicare, Inc.	38,833	1,352,942
Patterson Cos., Inc.	29,800	1,015,882
Quality Systems, Inc.	13,600	508,640
Quest Diagnostics, Inc.	53,647	3,094,895
ResMed, Inc. *	49,616	1,687,440
Sirona Dental Systems, Inc. *	14,500	732,395
St. Jude Medical, Inc.	108,455	4,199,378
Stryker Corp.	110,654	6,038,389
Teleflex, Inc.	13,846	867,729
Tenet Healthcare Corp. *	147,700	766,563
The Cooper Cos., Inc.	16,200	1,428,354
UnitedHealth Group, Inc.	362,492	20,353,926
Universal Health Services, Inc., Class B	33,374	1,425,404
Varian Medical Systems, Inc. *	38,271	2,427,147
WellCare Health Plans, Inc. *	14,600	893,228
WellPoint, Inc.	118,323	8,024,666
Zimmer Holdings, Inc.	60,912	3,833,192

		192,930,748

Household & Personal Products 2.1%
Avon Products, Inc.	146,436	3,163,018
Church & Dwight Co., Inc.	48,594	2,468,575
Colgate-Palmolive Co.	164,627	16,288,195
Energizer Holdings, Inc. *	22,700	1,619,191
Herbalife Ltd.	39,518	2,778,906
Kimberly-Clark Corp.	134,004	10,515,294
Nu Skin Enterprises, Inc., Class A	18,400	980,720
The Clorox Co.	44,825	3,142,232
The Estee Lauder Cos., Inc., Class A	75,968	4,964,509
The Procter & Gamble Co.	935,519	59,536,429

		105,457,069

Insurance 3.7%
ACE Ltd.	114,500	8,698,565
Aflac, Inc.	158,713	7,148,434
Alleghany Corp. *	3,686	1,263,929
Allied World Assurance Co. Holdings AG	13,000	935,480
Alterra Capital Holdings Ltd.	30,500	729,865
American Financial Group, Inc.	26,205	1,019,899
American International Group, Inc. *	178,576	6,076,941
Aon plc	109,903	5,692,975
Arch Capital Group Ltd. *	45,600	1,791,168
Arthur J. Gallagher & Co.	38,520	1,446,811
Assurant, Inc.	31,292	1,262,319
Assured Guaranty Ltd.	62,000	879,160
Axis Capital Holdings Ltd.	44,362	1,509,195
Berkshire Hathaway, Inc., Class B *	597,812	48,093,975
Brown & Brown, Inc.	39,476	1,064,668
Cincinnati Financial Corp.	56,317	2,006,012
CNA Financial Corp.	9,150	280,173
Delphi Financial Group, Inc., Class A	18,600	844,812
Erie Indemnity Co., Class A	8,285	637,117
Everest Re Group Ltd.	18,220	1,805,602
Fidelity National Financial, Inc., Class A	74,569	1,436,945
Genworth Financial, Inc., Class A *	166,939	1,003,303
Hartford Financial Services Group, Inc.	151,595	3,115,277
HCC Insurance Holdings, Inc.	38,657	1,235,478
Lincoln National Corp.	102,559	2,540,386
Loews Corp.	103,858	4,271,680
Markel Corp. *	3,231	1,422,545
Marsh & McLennan Cos., Inc.	182,920	6,118,674
MBIA, Inc. (b)*	50,600	510,048
Mercury General Corp.	12,335	557,419
MetLife, Inc.	359,644	12,957,973
Old Republic International Corp.	86,909	864,745
PartnerRe Ltd.	22,709	1,581,001
Principal Financial Group, Inc.	103,809	2,872,395
ProAssurance Corp.	10,400	916,136
Protective Life Corp.	28,200	825,132
Prudential Financial, Inc.	160,497	9,716,488
Reinsurance Group of America, Inc.	25,110	1,459,895
RenaissanceRe Holdings Ltd.	17,607	1,374,402
The Allstate Corp.	171,798	5,726,027
The Chubb Corp.	94,512	6,905,992
The Progressive Corp.	209,442	4,461,115
The Travelers Cos., Inc.	140,347	9,027,119
Torchmark Corp.	34,665	1,688,532
Unum Group	99,414	2,360,088
Validus Holdings Ltd.	33,709	1,095,543
W. R. Berkley Corp.	37,725	1,420,724
White Mountains Insurance Group Ltd.	2,313	1,209,699

See financial notes 11

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
XL Group plc	108,967	2,343,880

		184,205,741

Materials 3.9%
Air Products & Chemicals, Inc.	71,578	6,119,203
Airgas, Inc.	23,251	2,130,722
Albemarle Corp.	30,200	1,972,060
Alcoa, Inc.	361,920	3,521,482
Allegheny Technologies, Inc.	36,152	1,552,367
Allied Nevada Gold Corp. *	30,400	890,416
AptarGroup, Inc.	22,500	1,226,475
Ashland, Inc.	26,600	1,752,142
Ball Corp.	55,276	2,308,326
Bemis Co., Inc.	35,049	1,135,237
Cabot Corp.	21,716	936,611
Carpenter Technology Corp.	15,000	834,900
Celanese Corp., Series A	53,043	2,570,464
CF Industries Holdings, Inc.	22,212	4,288,249
Cliffs Natural Resources, Inc.	48,600	3,025,836
Coeur d’Alene Mines Corp. *	30,500	657,275
Compass Minerals International, Inc.	11,200	857,024
Crown Holdings, Inc. *	51,376	1,899,885
Cytec Industries, Inc.	16,900	1,074,333
Domtar Corp.	12,400	1,084,752
E.I. du Pont de Nemours & Co.	314,217	16,798,041
Eastman Chemical Co.	46,782	2,524,825
Ecolab, Inc.	102,028	6,498,163
FMC Corp.	23,952	2,645,498
Freeport-McMoran Copper & Gold, Inc.	322,330	12,345,239
Greif, Inc., Class A	10,500	563,220
Huntsman Corp.	64,700	916,152
International Flavors & Fragrances, Inc.	27,508	1,656,257
International Paper Co.	148,607	4,950,099
Kronos Worldwide, Inc.	7,500	178,050
LyondellBasell Industries N.V., Class A	108,000	4,512,240
Martin Marietta Materials, Inc.	15,549	1,288,701
MeadWestvaco Corp.	58,683	1,867,293
Molycorp, Inc. (b)*	18,800	508,728
Monsanto Co.	182,034	13,867,350
NewMarket Corp.	3,600	803,592
Newmont Mining Corp.	168,228	8,016,064
Nucor Corp.	107,676	4,221,976
Owens-Illinois, Inc. *	55,877	1,299,140
Packaging Corp. of America	33,230	969,984
PPG Industries, Inc.	52,506	5,525,731
Praxair, Inc.	101,928	11,793,070
Reliance Steel & Aluminum Co.	25,122	1,404,069
Rock-Tenn Co., Class A	23,985	1,494,985
Rockwood Holdings, Inc. *	26,200	1,449,908
Royal Gold, Inc.	19,100	1,183,436
RPM International, Inc.	44,600	1,185,022
Sealed Air Corp.	65,302	1,252,492
Sensient Technologies Corp.	17,000	631,550
Sigma-Aldrich Corp.	40,908	2,900,377
Silgan Holdings, Inc.	16,700	732,629
Solutia, Inc.	41,500	1,176,110
Sonoco Products Co.	33,970	1,125,426
Steel Dynamics, Inc.	74,400	950,088
The Dow Chemical Co.	401,856	13,614,881
The Mosaic Co.	101,195	5,345,120
The Scotts Miracle-Gro Co., Class A	14,668	768,603
The Sherwin-Williams Co.	29,290	3,523,001
The Valspar Corp.	31,746	1,623,808
Titanium Metals Corp.	27,985	413,339
United States Steel Corp. (b)	48,968	1,387,263
Vulcan Materials Co.	43,925	1,880,429
W.R. Grace & Co. *	24,900	1,484,289
Walter Energy, Inc.	21,200	1,405,772
Westlake Chemical Corp.	7,000	447,650

		190,967,419

Media 3.2%
AMC Networks, Inc., Class A *	19,500	828,750
Cablevision Systems Corp., Class A	75,110	1,113,130
CBS Corp., Class B - Non Voting Shares	222,505	7,420,542
Charter Communications, Inc., Class A *	34,300	2,074,121
Cinemark Holdings, Inc.	34,600	794,416
Clear Channel Outdoor Holdings, Inc., Class A *	14,500	109,765
Comcast Corp., Class A	918,923	27,870,935
DIRECTV, Class A *	230,425	11,353,040
Discovery Communications, Inc., Class A *	89,600	4,876,032
DISH Network Corp., Class A	66,772	2,134,701
Gannett Co., Inc.	81,054	1,120,166
John Wiley & Sons, Inc., Class A	15,480	699,541
Lamar Advertising Co., Class A *	20,370	648,173
Liberty Global, Inc., Series A *	93,966	4,680,447
Liberty Media Corp. - Liberty Capital, Class A *	41,546	3,632,782
Live Nation Entertainment, Inc. *	50,300	455,718
Morningstar, Inc.	8,150	470,418
News Corp., Class A	733,528	14,377,149
Omnicom Group, Inc.	93,788	4,812,262
Scripps Networks Interactive, Class A	33,100	1,662,282
Sirius XM Radio, Inc. *	1,275,300	2,882,178
The Interpublic Group of Cos., Inc.	156,864	1,852,564
The Madison Square Garden, Inc., Class A *	20,800	748,176
The McGraw-Hill Cos., Inc.	94,736	4,658,169
The Walt Disney Co.	610,860	26,334,175
The Washington Post Co., Class B (b)	1,654	625,493
Time Warner Cable, Inc.	107,036	8,611,046
Time Warner, Inc.	330,380	12,376,035
Viacom Inc., Class B	184,046	8,537,894

		157,760,100

Pharmaceuticals, Biotechnology & Life Sciences 7.3%
Abbott Laboratories	529,746	32,876,037
Agilent Technologies, Inc.	118,031	4,978,548
Alexion Pharmaceuticals, Inc. *	63,000	5,690,160

12 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Alkermes plc *	33,000	570,900
Allergan, Inc.	103,762	9,961,152
Amgen, Inc.	269,702	19,178,509
ARIAD Pharmaceuticals, Inc. *	52,500	855,750
Bio-Rad Laboratories, Inc., Class A *	6,900	745,131
Biogen Idec, Inc. *	82,555	11,063,196
BioMarin Pharmaceuticals, Inc. *	38,300	1,329,010
Bristol-Myers Squibb Co.	576,239	19,229,095
Bruker Corp. *	31,600	474,948
Celgene Corp. *	150,920	11,005,086
Cepheid, Inc. *	21,800	837,338
Covance, Inc. *	20,700	967,932
Cubist Pharmaceuticals, Inc. *	20,900	883,652
Dendreon Corp. (b)*	50,700	590,655
Eli Lilly & Co.	346,471	14,340,435
Endo Pharmaceuticals Holdings, Inc. *	39,728	1,396,042
Forest Laboratories, Inc. *	90,846	3,164,166
Gilead Sciences, Inc. *	255,372	13,281,898
Hospira, Inc. *	56,040	1,968,125
Illumina, Inc. (b)*	41,300	1,839,089
Incyte Corp. (b)*	42,900	972,972
Johnson & Johnson	928,587	60,441,728
Life Technologies Corp. *	60,606	2,809,694
Medicis Pharmaceutical Corp., Class A	21,500	827,105
Merck & Co., Inc.	1,036,418	40,669,042
Mettler-Toledo International, Inc. *	10,700	1,918,724
Mylan, Inc. *	145,000	3,147,950
Onyx Pharmaceuticals, Inc. *	21,200	964,812
PerkinElmer, Inc.	38,500	1,062,600
Perrigo Co.	31,700	3,325,330
Pfizer, Inc.	2,590,851	59,408,213
Questcor Pharmaceuticals, Inc. (b)*	21,300	956,370
Regeneron Pharmaceuticals, Inc. *	25,800	3,489,708
Salix Pharmaceuticals Ltd. *	20,100	992,940
Seattle Genetics, Inc. (b)*	33,600	664,272
Techne Corp.	12,563	840,967
Thermo Fisher Scientific, Inc.	128,598	7,156,479
United Therapeutics Corp. *	17,800	778,750
Vertex Pharmaceuticals, Inc. *	70,912	2,728,694
ViroPharma, Inc. *	24,000	522,000
Warner Chilcott plc, Class A *	57,900	1,259,325
Waters Corp. *	30,500	2,565,355
Watson Pharmaceuticals, Inc. *	43,200	3,255,552

		357,985,436

Real Estate 3.0%
Alexandria Real Estate Equities, Inc.	21,100	1,580,812
American Campus Communities, Inc.	25,400	1,129,030
American Tower Corp.	133,689	8,767,325
Apartment Investment & Management Co., Class A	41,518	1,127,214
AvalonBay Communities, Inc.	32,349	4,703,545
BioMed Realty Trust, Inc.	52,300	1,036,586
Boston Properties, Inc.	50,205	5,434,691
BRE Properties, Inc.	25,624	1,345,260
Camden Property Trust	26,864	1,817,887
CBL & Associates Properties, Inc.	50,400	938,952
CBRE Group, Inc., Class A *	110,237	2,073,558
DDR Corp.	79,000	1,169,200
Digital Realty Trust, Inc.	35,700	2,680,713
Douglas Emmett, Inc.	47,600	1,106,224
Duke Realty Corp.	88,237	1,307,672
Entertainment Properties Trust	16,500	791,835
Equity Lifestyle Properties, Inc.	13,900	972,166
Equity One, Inc.	20,300	421,834
Equity Residential	102,272	6,283,592
Essex Property Trust, Inc.	11,817	1,866,731
Extra Space Storage, Inc.	32,100	974,235
Federal Realty Investment Trust	21,596	2,173,853
Forest City Enterprises, Inc., Class A *	47,200	752,840
General Growth Properties, Inc.	200,400	3,567,120
HCP, Inc.	138,680	5,748,286
Health Care REIT, Inc.	71,621	4,058,046
Highwoods Properties, Inc.	24,700	857,831
Home Properties, Inc.	16,400	1,001,220
Hospitality Properties Trust	41,981	1,157,836
Host Hotels & Resorts, Inc.	240,139	3,995,913
Jones Lang LaSalle, Inc.	14,800	1,183,112
Kilroy Realty Corp.	23,300	1,105,585
Kimco Realty Corp.	138,331	2,685,005
LaSalle Hotel Properties	28,500	838,185
Liberty Property Trust	39,504	1,439,921
Mack-Cali Realty Corp.	29,247	839,974
Mid-America Apartment Communities, Inc.	13,900	946,173
National Retail Properties, Inc.	35,200	963,776
Omega Healthcare Investors, Inc.	35,100	751,491
Piedmont Office Realty Trust, Inc., Class A	58,800	1,043,112
Plum Creek Timber Co., Inc.	54,798	2,303,708
Post Properties, Inc.	18,100	881,470
ProLogis, Inc.	155,780	5,573,808
Public Storage	48,309	6,920,747
Rayonier, Inc. REIT	41,734	1,892,637
Realty Income Corp.	45,300	1,782,102
Regency Centers Corp.	30,582	1,374,967
Senior Housing Properties Trust	55,300	1,221,024
Simon Property Group, Inc.	103,950	16,174,620
SL Green Realty Corp.	29,251	2,411,452
Tanger Factory Outlet Centers, Inc.	30,900	967,788
Taubman Centers, Inc.	19,800	1,528,164
The Macerich Co.	44,845	2,761,107
UDR, Inc.	74,462	1,960,584
Ventas, Inc.	97,929	5,757,246
Vornado Realty Trust REIT	62,734	5,385,086
Weingarten Realty Investors	40,802	1,083,701
Weyerhaeuser Co.	182,450	3,714,682

		146,333,234

Retailing 4.2%
Aaron’s, Inc.	25,700	698,269
Abercrombie & Fitch Co., Class A	28,919	1,450,866
Advance Auto Parts, Inc.	24,622	2,260,300
Amazon.com, Inc. *	123,741	28,695,538
American Eagle Outfitters, Inc.	65,985	1,188,390

See financial notes 13

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Ascena Retail Group, Inc. *	45,800	937,984
AutoNation, Inc. *	16,166	559,020
AutoZone, Inc. *	9,533	3,776,593
Bed Bath & Beyond, Inc. *	81,620	5,745,232
Best Buy Co., Inc.	99,826	2,203,160
Big Lots, Inc. *	22,300	817,072
CarMax, Inc. *	77,000	2,376,990
Dick’s Sporting Goods, Inc.	32,800	1,659,680
Dillard’s, Inc., Class A	11,200	723,072
Dollar General Corp. *	33,700	1,599,402
Dollar Tree, Inc. *	40,512	4,118,450
DSW, Inc., Class A	9,800	551,348
Expedia, Inc.	32,204	1,372,857
Family Dollar Stores, Inc.	39,960	2,699,298
Foot Locker, Inc.	50,909	1,557,306
GameStop Corp., Class A (b)	47,100	1,071,996
Genuine Parts Co.	52,930	3,428,805
GNC Holdings, Inc., Class A	7,900	308,574
Guess?, Inc.	22,800	667,584
HomeAway Inc (b)*	2,700	70,335
HSN, Inc.	13,700	530,190
J.C. Penney Co., Inc.	48,622	1,753,309
Kohl’s Corp.	86,165	4,319,451
Liberty Interactive Corp., Class A *	204,608	3,854,815
Limited Brands, Inc.	83,623	4,156,063
LKQ Corp. *	49,800	1,665,810
Lowe’s Cos., Inc.	425,636	13,394,765
Macy’s, Inc.	142,776	5,856,672
Netflix, Inc. *	18,800	1,506,632
Nordstrom, Inc.	55,000	3,072,300
O’Reilly Automotive, Inc. *	43,766	4,615,562
Penske Automotive Group, Inc.	15,300	404,532
PetSmart, Inc.	37,995	2,213,589
Priceline.com, Inc. *	16,928	12,879,161
Rent-A-Center, Inc.	20,000	684,200
Ross Stores, Inc.	78,612	4,841,713
Sally Beauty Holdings, Inc. *	32,200	856,520
Sears Holdings Corp. (b)*	13,094	704,195
Signet Jewelers Ltd.	29,600	1,443,592
Staples, Inc.	237,870	3,663,198
Target Corp.	228,362	13,231,294
The Buckle, Inc. (b)	9,200	424,856
The Gap, Inc.	115,555	3,293,317
The Home Depot, Inc.	524,235	27,150,131
The TJX Cos., Inc.	259,690	10,831,670
Tiffany & Co.	43,173	2,955,624
Tractor Supply Co.	24,200	2,381,522
TripAdvisor, Inc. *	32,200	1,207,822
Ulta Salon, Cosmetics & Fragrance, Inc.	16,100	1,419,698
Urban Outfitters, Inc. *	37,796	1,094,572
Williams-Sonoma, Inc.	35,300	1,365,757

		208,310,653

Semiconductors & Semiconductor Equipment 2.3%
Advanced Micro Devices, Inc. *	199,031	1,464,868
Altera Corp.	109,369	3,890,255
Analog Devices, Inc.	101,274	3,947,661
Applied Materials, Inc.	443,989	5,323,428
Atmel Corp. *	160,100	1,420,087
Broadcom Corp., Class A *	164,925	6,036,255
Cree, Inc. (b)*	38,900	1,202,010
Cypress Semiconductor Corp. *	52,700	816,850
First Solar, Inc. (b)*	20,000	368,000
Freescale Semiconductor Holdings I Ltd. *	15,000	186,150
Intel Corp.	1,716,980	48,762,232
KLA-Tencor Corp.	56,638	2,953,672
Lam Research Corp. *	40,700	1,695,155
Linear Technology Corp.	77,466	2,533,913
LSI Corp. *	191,598	1,540,448
Marvell Technology Group Ltd. *	177,162	2,659,202
Maxim Integrated Products, Inc.	99,200	2,934,336
Microchip Technology, Inc.	65,366	2,310,034
Micron Technology, Inc. *	335,800	2,212,922
Novellus Systems, Inc. *	22,595	1,056,316
NVIDIA Corp. *	206,199	2,680,587
ON Semiconductor Corp. *	152,900	1,262,954
Skyworks Solutions, Inc. *	63,900	1,734,246
Teradyne, Inc. *	62,600	1,077,346
Texas Instruments, Inc.	388,575	12,411,085
Xilinx, Inc.	89,205	3,245,278

		115,725,290

Software & Services 9.4%
Accenture plc, Class A	217,900	14,152,605
Activision Blizzard, Inc.	151,738	1,952,868
Adobe Systems, Inc. *	166,913	5,601,600
Akamai Technologies, Inc. *	61,009	1,988,893
Alliance Data Systems Corp. *	17,071	2,193,453
Amdocs Ltd. *	58,700	1,878,400
ANSYS, Inc. *	31,400	2,105,998
Ariba, Inc. *	33,900	1,294,980
Autodesk, Inc. *	77,072	3,034,325
Automatic Data Processing, Inc.	166,151	9,241,319
Bankrate, Inc. *	6,800	159,256
BMC Software, Inc. *	57,912	2,389,449
Booz Allen Hamilton Holding Corp.	11,600	198,360
Broadridge Financial Solutions, Inc.	43,100	1,000,351
CA, Inc.	125,781	3,323,134
Cadence Design Systems, Inc. *	92,587	1,080,490
Citrix Systems, Inc. *	63,400	5,427,674
Cognizant Technology Solutions Corp., Class A *	102,766	7,534,803
CommVault Systems, Inc. *	14,800	770,636
Computer Sciences Corp.	52,731	1,479,632
Concur Technologies, Inc. *	15,850	896,476
DST Systems, Inc.	11,380	637,052
eBay, Inc. *	390,670	16,037,003
Electronic Arts, Inc. *	111,481	1,714,578
Equinix, Inc. *	16,100	2,643,620
FactSet Research Systems, Inc.	15,400	1,614,844
Fidelity National Information Services, Inc.	82,508	2,778,044
Fiserv, Inc. *	47,889	3,366,118
FleetCor Technologies, Inc. *	12,400	490,420
Fortinet, Inc. *	30,900	807,108
Gartner, Inc. *	32,300	1,414,740
Genpact Ltd. *	44,550	743,094
Global Payments, Inc.	26,838	1,246,088

14 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Google, Inc., Class A *	85,904	51,991,678
IAC/InterActiveCorp	27,930	1,344,830
Informatica Corp. *	36,200	1,665,924
International Business Machines Corp.	396,740	82,156,919
Intuit, Inc.	101,044	5,857,521
Jack Henry & Associates, Inc.	29,400	998,424
LinkedIn Corp., Class A *	6,000	650,700
MasterCard, Inc., Class A	36,300	16,417,401
MICROS Systems, Inc. *	27,200	1,545,776
Microsoft Corp.	2,545,838	81,517,733
NetSuite, Inc. *	7,600	337,288
NeuStar, Inc., Class A *	22,200	806,970
Nuance Communications, Inc. *	79,800	1,950,312
Oracle Corp.	1,338,010	39,324,114
Parametric Technology Corp. *	39,700	856,726
Paychex, Inc.	109,628	3,396,275
QLIK Technologies, Inc. *	24,700	711,607
Rackspace Hosting, Inc. *	35,200	2,044,768
Red Hat, Inc. *	65,583	3,909,403
Rovi Corp. *	37,400	1,069,640
SAIC, Inc.	93,900	1,141,824
Salesforce.com, Inc. *	46,245	7,201,734
Solarwinds, Inc. *	18,100	849,071
Solera Holdings, Inc.	24,100	1,083,054
Symantec Corp. *	250,689	4,141,382
Synopsys, Inc. *	48,700	1,461,487
Teradata Corp. *	56,944	3,973,552
TIBCO Software, Inc. *	55,500	1,825,950
Total System Services, Inc.	55,100	1,295,952
VeriFone Systems, Inc. *	35,800	1,705,512
VeriSign, Inc.	54,105	2,224,257
Visa, Inc., Class A	172,900	21,263,242
VMware, Inc., Class A *	27,300	3,049,956
Western Union Co.	210,540	3,869,725
Wright Express Corp. *	13,100	836,042
Yahoo!, Inc. *	421,779	6,554,446

		462,228,606

Technology Hardware & Equipment 7.7%
Acme Packet, Inc. *	19,200	538,944
ADTRAN, Inc.	22,400	683,648
Amphenol Corp., Class A	56,320	3,274,445
Anixter International, Inc. *	9,300	637,794
Apple, Inc. *	317,614	185,562,803
Arrow Electronics, Inc. *	38,000	1,597,900
Aruba Networks, Inc. *	36,400	768,768
Avnet, Inc. *	50,446	1,820,092
AVX Corp.	16,150	205,105
Brocade Communications Systems, Inc. *	154,700	857,038
Cisco Systems, Inc.	1,828,015	36,834,502
Corning, Inc.	534,363	7,668,109
Dell, Inc. *	519,249	8,500,106
Diebold, Inc.	21,300	840,285
Dolby Laboratories, Inc., Class A *	17,400	682,602
EchoStar Corp., Class A *	13,254	385,029
EMC Corp. *	693,624	19,567,133
F5 Networks, Inc. *	27,000	3,616,110
FLIR Systems, Inc.	53,000	1,190,380
Fusion-io, Inc. (b)*	4,700	120,555
Harris Corp.	39,396	1,794,094
Hewlett-Packard Co.	675,668	16,729,540
Ingram Micro, Inc., Class A *	53,851	1,047,940
IPG Photonics Corp. *	9,400	454,960
Jabil Circuit, Inc.	62,300	1,460,935
JDS Uniphase Corp. *	77,900	946,485
Juniper Networks, Inc. *	178,894	3,833,698
Lexmark International, Inc., Class A	24,459	736,216
Loral Space & Communications, Inc.	4,200	260,610
Molex, Inc.	46,621	1,286,273
Motorola Mobility Holdings, Inc. *	89,636	3,479,670
Motorola Solutions, Inc.	97,212	4,960,728
National Instruments Corp.	31,200	848,640
NCR Corp. *	53,544	1,258,284
NetApp, Inc. *	121,900	4,733,377
Polycom, Inc. *	60,200	798,854
QUALCOMM, Inc.	571,578	36,489,540
Riverbed Technology, Inc. *	52,200	1,029,906
SanDisk Corp. *	81,758	3,025,864
Seagate Technology plc	140,737	4,329,070
TE Connectivity Ltd.	144,300	5,261,178
Tech Data Corp. *	13,900	747,681
Trimble Navigation Ltd. *	42,000	2,273,880
ViaSat, Inc. *	14,400	695,520
Western Digital Corp. *	79,512	3,085,861
Xerox Corp.	471,645	3,669,398

		380,589,550

Telecommunication Services 2.7%
AT&T, Inc.	2,015,077	66,316,184
CenturyLink, Inc.	210,011	8,098,024
Crown Castle International Corp. *	85,127	4,819,039
Frontier Communications Corp. (b)	338,406	1,367,160
Level 3 Communications, Inc. *	58,600	1,351,316
MetroPCS Communications, Inc. *	99,800	728,540
NII Holdings, Inc. *	57,641	806,686
SBA Communications Corp., Class A *	37,200	1,999,128
Sprint Nextel Corp. *	1,018,657	2,526,269
Telephone & Data Systems, Inc.	30,811	748,399
tw telecom, Inc. *	50,800	1,106,424
United States Cellular Corp. *	4,900	192,178
Verizon Communications, Inc.	962,657	38,872,090
Windstream Corp.	198,148	2,227,184

		131,158,621

Transportation 2.0%
Alaska Air Group, Inc. *	24,200	817,960
C.H. Robinson Worldwide, Inc.	55,848	3,336,360
CSX Corp.	357,026	7,965,250
Delta Air Lines, Inc. *	288,100	3,157,576
Dollar Thrifty Automotive Group, Inc. *	9,900	800,514
Expeditors International of Washington, Inc.	72,098	2,883,920
FedEx Corp.	107,828	9,514,743
Genesee & Wyoming, Inc., Class A *	14,700	792,477

See financial notes 15

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hertz Global Holdings, Inc. *	102,000	1,571,820
J.B. Hunt Transport Services, Inc.	30,591	1,692,600
Kansas City Southern	37,600	2,895,952
Kirby Corp. *	18,900	1,254,393
Landstar System, Inc.	15,900	851,763
Norfolk Southern Corp.	114,286	8,334,878
Old Dominion Freight Line, Inc. *	16,000	711,520
Ryder System, Inc.	16,964	826,486
Southwest Airlines Co.	265,188	2,195,757
Union Pacific Corp.	164,262	18,469,619
United Continental Holdings, Inc. *	112,582	2,467,797
United Parcel Service, Inc., Class B	328,135	25,640,469

		96,181,854

Utilities 3.6%
AGL Resources, Inc.	40,487	1,596,402
Alliant Energy Corp.	37,400	1,691,976
Ameren Corp.	83,085	2,724,357
American Electric Power Co., Inc.	164,171	6,376,402
American Water Works Co., Inc.	59,700	2,044,128
Aqua America, Inc.	47,134	1,070,413
Atmos Energy Corp.	30,718	1,000,792
Calpine Corp. *	130,200	2,441,250
CenterPoint Energy, Inc.	144,811	2,926,630
Cleco Corp.	20,600	840,480
CMS Energy Corp.	85,733	1,971,002
Consolidated Edison, Inc.	99,606	5,921,577
Dominion Resources, Inc.	193,708	10,109,620
DTE Energy Co.	57,597	3,247,319
Duke Energy Corp.	453,193	9,711,926
Edison International	110,754	4,874,283
Entergy Corp.	59,862	3,924,553
Exelon Corp.	289,219	11,282,433
FirstEnergy Corp.	142,191	6,657,383
Great Plains Energy, Inc.	45,800	935,236
Hawaiian Electric Industries, Inc.	32,648	866,478
IDACORP, Inc.	16,900	688,506
Integrys Energy Group, Inc.	26,455	1,445,501
ITC Holdings Corp.	17,400	1,347,804
MDU Resources Group, Inc.	64,217	1,473,138
National Fuel Gas Co.	28,047	1,327,184
New Jersey Resources Corp.	14,100	609,684
NextEra Energy, Inc.	143,708	9,247,610
NiSource, Inc.	95,180	2,346,187
Northeast Utilities	107,012	3,934,831
NRG Energy, Inc. *	78,230	1,329,910
NV Energy, Inc.	80,200	1,335,330
OGE Energy Corp.	33,380	1,801,185
ONEOK, Inc.	35,062	3,011,475
Pepco Holdings, Inc.	76,274	1,443,104
PG&E Corp.	137,937	6,094,057
Piedmont Natural Gas Co., Inc. (b)	24,500	746,760
Pinnacle West Capital Corp.	37,087	1,793,156
PPL Corp.	196,661	5,378,678
Progress Energy, Inc.	100,285	5,337,168
Public Service Enterprise Group, Inc.	172,072	5,360,043
Questar Corp.	60,420	1,193,295
SCANA Corp.	39,231	1,809,334
Sempra Energy	81,478	5,274,886
TECO Energy, Inc.	73,417	1,322,974
The AES Corp. *	219,202	2,744,409
The Southern Co.	293,118	13,465,841
UGI Corp.	39,248	1,145,257
Vectren Corp.	27,800	818,710
Westar Energy, Inc.	39,800	1,141,862
WGL Holdings, Inc.	17,500	701,925
Wisconsin Energy Corp.	78,636	2,896,950
Xcel Energy, Inc.	164,909	4,462,438

		175,243,832

Total Common Stock
(Cost $2,021,522,422)		4,912,758,546

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund	4,249,266	4,249,266

Total Other Investment Company
(Cost $4,249,266)		4,249,266

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.0% of net assets

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.08%, 06/14/12 (c)(d)	2,000,000	1,999,805

Total Short-Term Investment
(Cost $1,999,805)		1,999,805

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.5% of net assets

State Street Institutional U.S. Government Money Market Fund	22,423,968	22,423,968

Total Collateral Invested for Securities on Loan
(Cost $22,423,968)		22,423,968

End of Collateral Invested for Securities on Loan

16 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

At 04/30/12, tax basis cost of the fund’s investments was $2,003,689,212 and the unrealized appreciation and depreciation were $3,014,654,957 and ($99,336,552), respectively, with a net unrealized appreciation of $2,915,318,405.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/12.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 06/15/12	70	4,877,600	115,202

See financial notes 17

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.
(a)	(1)	Code of ethics – not applicable to this semi-annual report.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Investments – Schwab 1000 Index Fund

By:	/s/ Marie Chandoha
Marie Chandoha
President and Chief Executive Officer

Date:	June 15, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
President and Chief Executive Officer

Date:	June 15, 2012

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	June 15, 2012